      As Filed with the Securities and Exchange Commission on May __, 2000

                                                             File Nos. 333-80205
                                                                       811-09381

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5

                                   X.COM FUNDS

               (Exact name of Registrant as specified in charter)

                              394 University Avenue
                               Palo Alto, CA 94301
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 752-6900

                                  JOHN T. STORY
                                X.com Corporation
                              394 University Avenue
                               Palo Alto, CA 94301
                     (Name and address of agent for service)

                   Please send copy of all communications to:

                              David A. Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600

             It is proposed that this filing will become effective:

                 immediately upon filing pursuant to Rule 485(b)
          -----
                 on __________ pursuant to Rule 485(b)
          -----
                 60 days after filing pursuant to Rule 485(a)(1)
          -----
            X    75 days after filing pursuant to Rule 485(a)(2)
          -----
                 on __________ pursuant to Rule 485(a)
          -----

                                   X.COM FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents

     Facing Sheet

     Contents of Registration Statement

     Part A - Prospectus for

          X.COM PREMIER S&P 500 FUND
          X.COM U.S.A. BOND FUND
          X.COM INTERNATIONAL INDEX FUND
          X.COM MONEY MARKET RESERVE FUND
          X.COM PREMIER MONEY MARKET FUND
          X.COM SMALL CAP INDEX FUND

     Part B -Statement of Additional Information for

          X.COM PREMIER S&P 500 FUND
          X.COM U.S.A. BOND FUND
          X.COM INTERNATIONAL INDEX FUND
          X.COM MONEY MARKET RESERVE FUND
          X.COM PREMIER MONEY MARKET FUND
          X.COM SMALL CAP INDEX FUND

     Part C - Other Information

     Signature Page

     Exhibits

                                     PART A

                                 PROSPECTUS FOR


                           X.COM PREMIER S&P 500 FUND
                             X.COM U.S.A. BOND FUND
                         X.COM INTERNATIONAL INDEX FUND
                         X.COM MONEY MARKET RESERVE FUND

                                   X.COM FUNDS

                           X.COM PREMIER S&P 500 FUND
                             X.COM U.S.A. BOND FUND
                         X.COM INTERNATIONAL INDEX FUND
                         X.COM MONEY MARKET RESERVE FUND


PROSPECTUS

MAY __, 2000

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
INTRODUCTION..................................................................1

ABOUT EACH OF THE FUNDS.......................................................2

THE X.COM PREMIER S&P 500.....................................................3

THE X.COM U.S.A. BOND FUND....................................................5

THE X.COM INTERNATIONAL INDEX FUND............................................7

THE X.COM MONEY MARKET RESERVE FUND...........................................9

PERFORMANCE FORMATION.........................................................11

FEES AND EXPENSES.............................................................13

MORE ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS.........................15

FUND MANAGEMENT...............................................................17

THE FUNDS'STRUCTURE...........................................................19

PRICING OF FUND SHARES........................................................20

HOW TO BUY AND SELL SHARES OF THE X.COM FUNDS.................................21

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................25

TAX CONSEQUENCES..............................................................26

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

WHO CAN INVEST IN THE FUND?

The Funds are for on-line investors that are customers of X.com Corporation ("X.com") and First Western National Bank (the "Bank"), which is under contract to provide X.com customers with various banking and financial services. The Bank is a member of the Federal Deposit Insurance Corporation ("FDIC"). You will need to do the following to purchase shares of the Funds:

     -    Open an account with the Bank.

     - Complete an X.com Account Application and follow the instructions provided under "How to Buy and Sell Shares" later in this Prospectus.

     -    Simply follow the instructions on the X.com website, WWW.X.COM.

     - You are also required to consent to receive all information about the Funds electronically, both to open an account and during the time you own shares of the Funds. If you revoke your consent to receive this information electronically, fail to maintain an e-mail account, or close your account, the Funds may, to the extent permitted by the federal securities laws, redeem your shares, and will, in any event, prohibit additional investments in the Funds, including the reinvestment of dividends.*

WHAT ARE INDEX FUNDS?

Index funds are often described as "passively managed" in that they seek to match the performance of a specific benchmark index by holding either all the securities that make up the targeted index or a highly representative sample. In the case of the X.com Premier S&P 500 Fund that benchmark is the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). For the X.com U.S.A. Bond Fund the benchmark is the Lehman Brothers Government/Corporate Bond Index (the "LB Bond Index").

WHAT IS A MASTER/FEEDER FUND STRUCTURE?

The X.com Funds described in this Prospectus are feeder funds that invest all of their assets in a corresponding master fund. A master/feeder fund structure is a two-tier fund structure made up of a master portfolio that invests in securities, and a feeder fund that invests in the master portfolio instead of directly buying portfolio securities. Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to each of the master funds.

-------------------
* The staff of the Securities and Exchange Commission (the "Staff") has informally indicated its view that the Funds may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the Staff's position on this issue change, the Funds intend to involuntarily redeem your shares under such circumstances.

--------------------------------------------------------------------------------
ABOUT EACH OF THE FUNDS
--------------------------------------------------------------------------------

This portion of the Prospectus provides a description of each Fund's investment objective, principal investment strategies and principal risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

The investment characteristics and investment risks of the Funds match those of each Fund's corresponding Master Portfolio. For that reason, the discussion of each Fund's investment objectives, strategies and risks necessarily includes a description of the investment characteristics and risks associated with the investments of the corresponding Master Portfolio. Each Fund's performance will correspond directly to the performance of the related Master Portfolio.

Please note that your investments in the Funds are not deposits of the Bank or any other bank or financial institution, and are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Because each Fund is subject to investment risks, you may lose money if you invest in the Funds.

--------------------------------------------------------------------------------
THE X.COM PREMIER S&P 500
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Premier S&P 500 Fund (the "Premier S&P 500 Fund")* seeks to approximate as closely as practicable, after fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index.** The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

The Premier S&P 500 Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "S&P 500 Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing individual interests in multiple series (each, a "Master Portfolio"). The S&P 500 Portfolio seeks to provide investment results that correspond, after fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

Under normal market conditions, the S&P 500 Portfolio will invest at least 90% of its assets in the stocks making up the S&P 500 Index. Over time, the S&P 500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the S&P 500 Index. A correlation of 100% would mean the total return of the S&P 500 Portfolio's assets would increase and decrease exactly the same as the S&P 500 Index.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the Premier S&P 500 Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the Premier S&P 500 Fund (through its

-------------------
* The Premier S&P 500 Fund is a "premier" fund because it provides low-cost access to the S&P 500 Index.

** "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500-Registered Trademark-," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by X.com Asset Management, Inc. for use in connection with the Premier S&P 500 Fund. The Premier S&P 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Premier S&P 500 Fund.

investments in the S&P 500 Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the Premier S&P 500 Fund will change daily based on many factors, including the volatility of the securities in the S&P 500 Index, national and international economic conditions, and general market conditions.

INDEX-FUND RISK: The Premier S&P 500 Fund is not actively managed through traditional methods of stock selection. Instead, the Premier S&P 500 Fund invests (through its investments in the S&P 500 Portfolio) in the stocks included in the S&P 500 Index regardless of their investment merits. Except to a limited extent, the Premier S&P 500 Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the S&P 500 Index.

The Premier S&P 500 Fund's ability to track the performance of the S&P 500 Index may also be affected by, among other things, transaction costs, the fees and expenses of the Premier S&P 500 Fund and the S&P 500 Portfolio, changes in the composition of the S&P 500 Index or the assets of the S&P 500 Portfolio (including the need of the S&P 500 Portfolio to maintain cash balances to pay redemptions and expenses), and the timing, frequency and amount of investor purchases and redemptions of both the Premier S&P 500 Fund and S&P 500 Portfolio. Because the S&P 500 Portfolio seeks to track the performance of the S&P 500 Index, the S&P 500 Portfolio will not attempt to judge the merits of any particular stock as an investment.

MANAGER RISK: The S&P 500 Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the S&P 500 Index. As a practical matter, the S&P 500 Portfolio cannot own all the securities that make up the S&P 500 Index in perfect correlation to the index and, in order to replicate the index, the manager uses computerized, quantitative techniques establishing an "indexing" investment approach to determine which securities are to be purchased or sold to achieve its goal. To the extent that the these techniques fail to accurately replicate the S&P 500 Index or the manager errs in following the indexing approach to the investments, the S&P 500 Portfolio may perform differently than the S&P 500 Index.

--------------------------------------------------------------------------------
THE X.COM U.S.A. BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com U.S.A. Bond Fund (the "U.S.A. Bond Fund") seeks to approximate as closely as practicable, after fees and expenses, the total rate of return of the U.S. market for issued and outstanding U.S. government and high-grade corporate bonds as measured by the LB Bond Index. The LB Bond Index includes approximately 6,500 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year.

PRINCIPAL STRATEGIES

The U.S.A. Bond Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio (the "Bond Portfolio"), a series of MIP. The Bond Portfolio seeks to replicate the total return of the LB Bond Index. To do so, the Bond Portfolio invests substantially all of its assets in a representative sample of the securities that comprise the LB Bond Index, or securities or other instruments that seek to approximate the performance and investment characteristics of the LB Bond Index. Generally, at least 65% of the Bond Portfolio's total assets will be invested in fixed-income securities. Securities are selected for investment by the Bond Portfolio based on a number of factors, including, among others, the relative proportion of such securities in the LB Bond Index, credit quality, issuer sector, maturity structure, coupon rates, and callability.

Under normal market conditions, the Bond Portfolio invests at least 90% of its total assets in securities that are believed to represent the investment characteristics of the LB Bond Index. The Bond Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets and that of the LB Bond Index. A correlation of 100% would mean the total return of the Bond Portfolio's assets would increase and decrease exactly the same as the LB Bond Index.

PRINCIPAL RISKS

INDEX FUND RISK: The U.S.A. Bond Fund is not actively managed through traditional methods of securities selection. Instead, the U.S.A. Bond Fund invests (through its investment in the Bond Portfolio) in the fixed-income securities included in the LB Bond Index regardless of their investment merit. Except to a limited extent, the U.S.A. Bond Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. fixed-income market segment relating to the LB Bond Index.

The investment adviser of the Bond Portfolio seeks to replicate the performance of the LB Bond Index by investing in a representative sample of the securities that comprise the LB Bond Index. This representative sample, however, may not match the overall performance of the LB Bond Index.

The U.S.A. Bond Fund's ability to track the performance of the LB Bond Index may be affected by, among other things, transaction costs, the fees and expenses of the U.S.A. Bond Fund and the

Bond Portfolio, the manner in which the total return of the LB Bond Index is calculated, the size of the Bond Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the U.S.A. Bond Fund and the Bond Portfolio. Because the Bond Portfolio seeks to track the performance of the LB Bond Index, the Bond Portfolio will not attempt to judge the merits of any particular fixed income security included in the LB Bond Index as an investment.

INTEREST RATE RISK: The debt instruments in which the U.S.A. Bond Fund (through its investments in the Bond Portfolio) invests are subject to interest rate risk. Interest rate risk is the risk that when interest rates rise the value of the debt instruments in which the Bond Portfolio invests will go down. When interest rates fall, the value of the Bond Portfolio's investments may rise.

CREDIT RISK: Credit risk is the risk that issuers of the debt instruments in which the U.S.A. Bond Fund (through its investments in the Bond Portfolio) may invest may default on the payment of principal and/or interest. The U.S.A. Bond Fund could lose money if the issuer of a fixed-income security owned by the Bond Portfolio is unable or unwilling to meet its financial obligations by making timely principal and/or interest payments. Investment-grade securities that are rated BBB by S&P or an equivalent rating by any other nationally recognized statistical rating organization ("NRSRO") are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

MARKET RISK: The market prices of securities held by the Bond Portfolio may fall in response to national and international economic or general market conditions.

In addition, the Bond Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the U.S.A. Bond Fund.

MANAGER RISK: The Bond Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the LB Bond Index. As a practical matter, the Bond Portfolio cannot own all the securities that make up the LB Bond Index in perfect correlation to the index and, in order to replicate the index, the manager uses computerized, quantitative techniques establishing an "indexing" investment approach to determine which securities are to be purchased or sold to achieve its goal. To the extent that the these techniques fail to accurately replicate the LB Bond Index or the manager errs in following the indexing approach to the investments, the Bond Portfolio may perform differently than the LB Bond Index.

--------------------------------------------------------------------------------
THE X.COM INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The X.com International Index Fund (the "International Index Fund") seeks to approximate, as closely as practicable, after fees and expenses, the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the MSCI EAFE -Registered Trademark- (Europe, Australasia, Far East) Index.* The EAFE -Registered Trademark- Index, a widely recognized benchmark for foreign stocks, includes over 1,000 established companies representing different sectors of the world economy in 21 developed markets.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

The International Index Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the EAFE -Registered Trademark- Index Master Portfolio (the "EAFE -Registered Trademark- Portfolio"), a series of MIP. The EAFE -Registered Trademark- Portfolio seeks to provide investment results that correspond, after fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the EAFE -Registered Trademark- Index. To do so, the EAFE -Registered Trademark- Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the EAFE -Registered Trademark- Index.

Under normal market conditions, the EAFE -Registered Trademark- Portfolio will invest at least 90% of its assets in the stocks making up the EAFE -Registered Trademark- Index. Over time, the EAFE -Registered Trademark- Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the EAFE -Registered Trademark- Index. A correlation of 100% would mean the total return of the EAFE -Registered Trademark- Portfolio's assets would increase and decrease exactly the same as the EAFE -Registered Trademark- Index.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the International Index Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the International Index Fund (through its investments in the EAFE -Registered Trademark- Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the International Index Fund will change daily based on many factors, including the volatility of the securities in the EAFE -Registered Trademark- Index, national and international economic conditions, and general market conditions.

-------------------

* "Morgan Stanley Capital International," "MSCI," "MSCI EAFE -Registered Trademark- (Europe, Australasia, Far East)" and "EAFE -Registered Trademark-" are trademarks of Morgan Stanley Capital International. The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International and Morgan Stanley Capital International makes no representation regarding the advisability of investing in the Fund.

FOREIGN RISK: By emphasizing investments in foreign stocks, the International Index Fund may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

In addition, most of the securities in which the EAFE -Registered Trademark-Portfolio invests are denominated in foreign currencies, whose values may decline against the U.S. dollar.

INDEX-FUND RISK: The International Index Fund is not actively managed through traditional methods of stock selection. Instead, the International Index Fund invests (through its investments in the EAFE -Registered Trademark- Portfolio) in the stocks included in the EAFE -Registered Trademark- Index regardless of their investment merits. Except to a limited extent, the International Index Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the stock markets of one or more countries represented in the EAFE -Registered Trademark-Index.

The International Index Fund's ability to track the performance of the EAFE -Registered Trademark- Index may also be affected by, among other things, transaction costs, the fees and expenses of the International Index Fund and the EAFE -Registered Trademark- Portfolio, changes in the composition of the EAFE -Registered Trademark- Index or the assets of the EAFE -Registered Trademark-Portfolio (including the need of the EAFE -Registered Trademark- Portfolio to maintain cash balances to pay redemptions and expnses), and the timing, frequency and amount of investor purchases and redemptions of both the International Index Fund and EAFE -Registered Trademark- Portfolio. Because the EAFE -Registered Trademark- Portfolio seeks to track the performance of the EAFE -Registered Trademark- Index, the EAFE -Registered Trademark- Portfolio will not attempt to judge the merits of any particular stock as an investment.

MANAGER RISK: The EAFE -Registered Trademark- Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the EAFE -Registered Trademark- Index. As a practical matter, the EAFE -Registered Trademark- Portfolio cannot own all the securities that make up the EAFE -Registered Trademark- Index in perfect correlation to the index and, in order to replicate the index, the manager uses computerized, quantitative techniques establishing an "indexing" investment approach to determine which securities are to be purchased or sold to achieve its goal. To the extent that the these techniques fail to accurately replicate the EAFE -Registered Trademark- Index or the manager errs in following the indexing approach to the investments, the EAFE -Registered Trademark- Portfolio may perform differently than the EAFE -Registered Trademark- Index.

--------------------------------------------------------------------------------
THE X.COM MONEY MARKET RESERVE FUND
--------------------------------------------------------------------------------

GENERAL

The X.com Money Market Reserve Fund (the "Money Market Fund") is designed as a cash management account that provides investors with the ability to write checks directly from their accounts as well as the ability to electronically transfer funds to another Money Market Fund investor.

INVESTMENT OBJECTIVES

The Money Market Fund seeks to provide shareholders of the Fund with a high level of current income, while preserving capital and liquidity, by investing in high-quality short-term investments.

PRINCIPAL STRATEGIES

The Money Market Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Portfolio (the "Money Market Portfolio"), a series of MIP, which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio investments include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), and high quality debt obligations such as obligations of domestic and foreign banks, commercial paper, corporate notes and repurchase agreements that represent minimal credit risk.

"High quality" investments are investments rated in the top two rating categories by the requisite NRSRO or, if unrated, determined to be of comparable quality to such rated securities by BGFA, the investment adviser of the Money Market Portfolio, under guidelines adopted by the Money Market Fund's Board of Trustees and the Money Market Portfolio's Board of Trustees.

PRINCIPAL RISKS

Although the Money Market Fund seeks to preserve the value of your investment at $1 per share, the Fund cannot offer any guarantee that it will be able to do so. It is possible to lose money by investing in the Fund.

INTEREST RATE RISK: The debt instruments in which the Money Market Fund invests (through its investment in the Money Market Portfolio) are subject to interest rate risk. Interest rate risk is the risk that when interest rates rise the value of the debt instruments in which the Money Market Portfolio invests will go down. Conversely, if interest rates fall, the value of the Money Market Portfolio's investments may rise.

CREDIT RISK: Credit risk is the risk that issuers of the debt instruments in which the Money Market Fund invests (through its investment in the Money Market Portfolio) may default on the payment of principal and/or interest. The Money Market Fund could be unable to maintain a stable net asset value of $1.00 per share and the Fund could lose money if the issuer of a fixed-income security owned by the Money Market Portfolio is unable or unwilling to meet its financial obligations.

--------------------------------------------------------------------------------
PERFORMANCE FORMATION
--------------------------------------------------------------------------------

The bar charts in this section show the annual returns of each of the Funds and how their performance has varied from year to year.* The average annual return tables compare each Fund's average annual return with the return of a corresponding index for one and five years and since inception. How the Funds have performed in the past does not necessarily indicate how the Funds will perform in the future.

                           X.COM PREMIER S&P 500 FUND

                                    [CHART]

                          1994                   0.93%
                          1995                  37.30%
                          1996                  22.77%
                          1997                  33.22%
                          1998                  28.56%

--------------------------------------------------------------------------------
   Premier S&P 500 Fund Average Annual Total Returns (As of December 31, 1998)
--------------------------------------------------------------------------------
                          One Year         Five Years         Since July 2, 1993
--------------------------------------------------------------------------------
Premier S&P 500 Fund       28.56%            23.84%                 22.71%
--------------------------------------------------------------------------------
S&P 500 Index              28.58%            24.06%                 22.95%
--------------------------------------------------------------------------------


-------------------
* The Funds did not offer shares to the public prior to November 18, 1999. Each Fund's annual returns are based on the annual returns of each corresponding Master Portfolio, but have not been adjusted to account for expenses payable at the Fund level. As a result, the annual returns for the Funds would have been lower than those shown above because Funds have higher expenses than their corresponding portfolios.

                             X.COM U.S.A. BOND FUND

                                    [CHART]

                          1994                  -3.61%
                          1995                  18.95%
                          1996                   2.28%
                          1997                   9.92%
                          1998                   9.49%

---------------------------------------------------------------------------------
U.S.A. Bond Fund Portfolio Average Annual Total Returns (As of December 31, 1998)
---------------------------------------------------------------------------------
                          One Year         Five Years         Since July 2, 1993
---------------------------------------------------------------------------------
U.S.A. Bond Fund            9.49%             7.03%                  6.92%
---------------------------------------------------------------------------------
LB Bond Index               9.47%             7.30%                  7.15%
---------------------------------------------------------------------------------


X.COM INTERNATIONAL INDEX FUND

The International Index Fund commenced operations on March 31, 2000. Performance results have not been provided because neither the International Index Fund nor the EAFE -Registered Trademark- Portfolio has been in existence for a full calendar year.

                         X.COM MONEY MARKET RESERVE FUND

                                     [CHART]

                          1994                   4.28%
                          1995                   6.01%
                          1996                   5.45%
                          1997                   5.68%
                          1998                   5.61%

-------------------------------------------------------------------------------------------
     Money Market Reserve Fund Average Annual Total Returns (As of December 31, 1998)
-------------------------------------------------------------------------------------------
                                     One Year         Five Years         Since July 2, 1993
-------------------------------------------------------------------------------------------
Money Market Reserve Fund              5.61%             5.40%                 5.19%
-------------------------------------------------------------------------------------------
U.S. Treasury Bills (3-month)          5.31%             5.32%                 4.93%
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                             Premier                                                   Money Market
SHAREHOLDER FEES (FEES PAID DIRECTLY         S&P 500           U.S.A. Bond        International          Reserve
FROM YOUR INVESTMENT)                          Fund                Fund             Index Fund             Fund
                                               ----                ----             ----------             ----
Maximum Sales Charge (Load) Imposed            None                None                None                None
on Purchases
Maximum Deferred Sales Charge (Load)           None                None                None                None
Maximum Sales Charge (Load) Imposed
in Reinvested Dividends and other              None                None                None                None
Distributions
Redemption Fee (within 90 days of              None                None                None                None
purchase)
Maximum Account Fee(1)                        $2.00               $2.00               $2.00                None

ANNUAL FUND OPERATING EXPENSES(2)
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees(3)                            0.28%               0.40%               0.60%               1.90%
Distribution (12b-1) Fees                      None                None                None                None
Other Expenses                                0.00%               0.00%               0.00%               0.00%
Total Annual Fund Operating Expenses          0.28%               0.40%                0.60               1.90%
Fee Waiver and Expense Reimbursement(4)       0.13%               0.21%               0.27%               0.40%
NET OPERATING EXPENSES                        0.15%               0.19%               0.33%               1.50%

(1)  An account maintenance fee of $2.00 per Fund (other than the Money Market
     Fund) is charged for each calendar quarter, or portion thereof, during which you have an investment in a Fund (other than the Money Market Fund) that, on any day, is less than $5,000.
(2) The cost reflects the expenses at both the Fund and the Master Portfolio levels.
(3) Management fees include a fee equal to 0.05%, 0.08%, 0.25%, 0.14% and 0.10% of the daily net assets payable at the Master Portfolio level to the investment adviser for the S&P 500 Portfolio, Bond Portfolio, EAFE -Registered Trademark- Portfolio, Small Cap Index Portfolio, and the Money Market Portfolio, respectively. Management fees also include a "unified" fee equal to 0.23%, 0.32%, 0.35% and 0.50% payable by the Premier S&P 500 Fund, U.S.A. Bond Fund, International Index Fund and the Money Market Fund, respectively, to X.com Asset Management, Inc., the Funds' investment adviser (the "Adviser"). Under the investment advisory contract, the Adviser provides or arranges to be provided to the Funds administration, transfer agency, pricing, custodial, auditing, and legal services, and is responsible for payment of all of the operating expenses of each Fund except the Master Portfolio management fees, brokerage fees, taxes, interest and extraordinary expenses.
(4) The fee waiver for each Fund is made pursuant to a written expense limitation and reimbursement agreement, which is in effect for an initial term of one year, during which it can be terminated only by the Board. If neither the Board nor the Adviser terminates the agreement at the end of the year, it will be renewed thereafter automatically for successive one-year terms on an annual basis.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that:

     -    you invest $10,000 in each Fund for the time periods indicated;

     -    your investment has a 5% return each year;

     - each Fund's operating expenses remain the same, except for the fee reduction which, for the purposes of the example, is assumed to be applicable to onlly the first year; and

     -    you redeem your shares at the end of the relevant period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     EXAMPLE                                  1 YEAR*                3 YEARS*
                                              -------                --------
     PREMIER S&P 500 FUND                      $___                    $___

     U.S.A. BOND FUND                          $___                    $___

     INTERNATIONAL INDEX FUND                  $___                    $___

     MONEY MARKET RESERVE FUND                 $___                    $___

     *    Reflects costs at both the Fund and Master Portfolio levels.

--------------------------------------------------------------------------------
MORE ABOUT THE FUND'S INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES

As with all mutual funds, there can be no assurance that the Funds will achieve their respective investment objectives. The investment objective of each Fund is fundamental and may not be changed without approval of Fund shareholders. A Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

THE INDEX FUNDS: Each of the Premier S&P 500 Fund, the U.S.A. Bond Fund, and the International Index Fund is an "Index Fund" (collectively, the "Index Funds"), which means that the assets of the related Master Portfolio (collectively, the "Index Portfolios") are not actively managed. Instead, the manager of each Index Portfolio seeks to achieve returns corresponding to the S&P 500 Index, LB Bond Index and the EAFE -Registered Trademark- Index by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of that Index through computerized, quantitative techniques. The Index Portfolios cannot, as a practical matter, own all the securities that make up their respective market indexes in perfect correlation to the indexes. The Index Portfolios seek to track their respective market indexes during down markets as well as during up markets. Consequently, the returns of the Index Portfolios will be directly affected by the volatility of the securities making up their respective market indexes.

Each Index Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests or to facilitate investment in the stocks in the targeted Index.

ADDITIONAL STRATEGIES USED BY THE INDEX PORTOFOLIOS: Each Index Portfolio may use derivative instruments in order to: (i) simulate full investment in its corresponding index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the stocks in its corresponding index. Those derivatives include the purchase and sale of futures contracts and options on the targeted Index.

THE MONEY MARKET FUND: The Money Market Fund and the Money Market Portfolio emphasize safety of principal and high credit quality. In particular, the investment policies of the Money Market Fund and the Money Market Portfolio prohibit the purchase of many types of floating-rate instruments, commonly referred to as derivatives, that are considered to be potentially volatile. The Money Market Portfolio, however, may invest in high-quality asset-backed securities and variable and floating rate obligations, which are considered to be derivative instruments. The Money Market Fund (through its investment in the Money Market Portfolio) may only invest in floating-rate securities that bear interest at a rate that resets quarterly or more frequently, and that resets based on changes in standard money market rate indices such as U.S. Government Treasury bills and London Interbank Offered Rate, among others. Floating and variable rate instruments are subject to interest rate and credit risks.

INVESTMENT RISKS

An investment in the Funds is subject to investment risks, including the loss of the principal amount invested. The performance per share of the Funds and Master Portfolios will change daily based on many factors, including, but not limited to, the quality of the instruments held by each Fund and Master Portfolio and national and international economic conditions and general market conditions.

DERIVATIVES: Derivatives are financial instruments whose values are derived, at least in part, from prices of other securities or specified assets, indices, or rates. The use of derivative instruments is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds, or protect their assets from declining in value. The Funds' investments in derivative instruments can significantly increase their exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with the Funds' corresponding indexes. In fact, the use of derivative instruments may adversely impact the value of the Funds' assets, which would in turn reduce the return you receive on your investment.

The Master Portfolios' use of derivative instruments may adversely affect the Funds' ability to track their respective indexes closely if the derivatives do not perform as expected, or if the derivative instruments are timed incorrectly or are executed under adverse market conditions. Further, the use of derivative instruments may adversely impact the value of a Master Portfolio, which would cause the value of your investment in the related Fund to decline.

The Money Market Portfolio may invest in high-quality asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities. The value of these instruments are particularly sensitive to changes in interest rate and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

SECURITIES LENDING: Each Master Portfolio in which the Funds invest may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the related Fund's performance could be reduced.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER FOR THE FUNDS. Under investment advisory agreements with the Funds, X.com Asset Management, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is a wholly owned subsidiary of X.com Corporation ("X.com") and is located at 394 University Avenue, Palo Alto, CA 94301. The Adviser was formed in 1999 and therefore has limited experience as an investment adviser.

X.com, a holding company, is the parent company of both the Adviser and First Western National Bank (the "Bank"). X.com is dedicated to providing easy, low-cost financial services to on-line investors through its continuous emphasis on technology. Through the world wide web, the Adviser offers access to your X.com Funds account virtually anywhere, at any time.

Subject to general supervision of the X.com Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of each of the Master Portfolios in which each Fund invests. The Adviser may in the future manage cash and money market instruments for cash flow purposes. The Adviser also provides or arranges for administration, transfer agency, custody, any subadviser and all other services necessary for the Funds to operate. For its advisory services, each Fund pays the Adviser an investment advisory fee at an annual rate, after fee waivers and expense reimbursements, equal to the following percentage of each Fund's average daily net assets:

                                                                                         AFTER FEE WAIVER AND
                                                     CONTRACTUAL RATE                   EXPENSE REIMBURSEMENT
                                                     ----------------                   ---------------------
                                              (expressed as a percentage of         (expressed as a percentage of
                  FUND                          average daily net assets)             average daily net assets)
                  ----
Premier S&P 500 Fund                                      0.23%                                 0.15%*
U.S.A. Bond Fund                                          0.32%                                 0.11%*
International Index Fund                                  0.35%                                 0.08%*
Money Market Reserve Fund                                 1.80%                                 1.50%*

*THE ADVISER HAS ENTERED INTO A WRITTEN EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT WITH THE TRUST, UNDER WHICH IT HAS AGREED TO WAIVE A PERCENTAGE OF ITS ADVISORY FEE RECEIVED FROM THE FUNDS. THE EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT IS IN EFFECT FOR AN INITIAL TERM OF ONE YEAR DURING WHICH IT CAN BE TERMINATED ONLY BY THE BOARD. IF NEITHER THE BOARD NOR THE ADVISER TERMINATES THE AGREEMENT AT THE END OF THE YEAR, IT WILL BE RENEWED THEREAFTER AUTOMATICALLY FOR SUCCESSIVE ONE-YEAR TERMS ON AN ANNUAL BASIS.

Out of the fee received by the Adviser, the Adviser pays all expenses of managing and operating the Funds except Master Portfolio expenses, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

INVESTMENT ADVISER FOR THE MASTER PORTFOLIOS. Barclays Global Fund Advisors ("BGFA") is the investment adviser for each Master Portfolio. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of June 30, 1999, BGFA and its affiliates provided investment advisory services for over $687 billion of assets. BGFA receives a fee from each Master Portfolio at an annual rate equal to the following percentage of each Master Portfolio's average daily net assets:

                                                             PERCENTAGE OF
                     MASTER PORTFOLIO                   AVERAGE DAILY NET ASSETS
S&P 500 Portfolio                                                0.05%
Bond Portfolio                                                   0.08%
EAFE -Registered Trademark-Portfolio                             0.25%
Money Market Portfolio                                           0.10%

Each Fund bears a pro rata portion of the investment advisory fees paid by its corresponding Master Portfolio, as well as certain other fees paid by each Master Portfolio, such as accounting, legal, and Securities and Exchange Commission ("SEC") registration fees.

The Adviser may extend, but may not during the term of the expense limitation agreement shorten, the duration of the expense waiver or reimbursement. The expense limitation agreement is in effect for an initial term of one year, during which it can be terminated only by the Board of the Fund. If neither the Board nor the Adviser terminate the agreement at the end of the year, it will be renewed thereafter automatically for successive one-year terms on an annual basis. The expense limitation agreement may be changed, terminated or not renewed by either party only upon 90 days' prior written notice (by e-mail or other means), to the other party at its principal place of business.

The Funds' Statement of Additional Information contains detailed information about the Funds' investment adviser, administrator, and other service providers.

--------------------------------------------------------------------------------
THE FUNDS' STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a separate series of X.com Funds. The Premier S&P 500 Fund, the U.S.A. Bond Fund, the International Index Fund and the Money Market Reserve Fund seek to achieve their investment objectives by investing all of each Fund's assets in the S&P 500 Portfolio, the Bond Portfolio, the EAFE -Registered Trademark- Portfolio and the Money Market Portfolio, respectively. Each of the Index Portfolios and the Money Market Portfolio is a series of MIP, a registered open-end management investment company, with the same investment objective as the corresponding Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the "feeder" fund) invests all of its assets in a second fund (the "master" fund). In addition to selling its shares to the Fund, each corresponding Master Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds or other accredited investors. The expenses paid by these mutual funds and accredited investors may differ from the expenses paid by a Fund; consequently, the returns received by shareholders of other mutual funds or other accredited investors may differ from those received by shareholders of the Fund.

The X.com Funds' Board of Trustees (the "Board") believes that, as other investors invest their assets in the Master Portfolios, certain economic efficiencies may be realized with respect to each Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Fund (and the other existing interest-holders in its corresponding Master Portfolio) would be spread across a larger asset base as more funds or other accredited investors invest in the particular Master Portfolio. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in a Master Portfolio may not be fully achieved or maintained.

Each Fund may be asked to vote on matters concerning the Master Portfolio. Except as permitted by the SEC, whenever a Fund is requested to vote on a matter pertaining to a Master Portfolio, that Fund will hold a meeting of its shareholders, and, at the meeting of investors in the Master Portfolio, will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

Each Fund may withdraw its investments in its corresponding Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Adviser or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Funds' assets in the Master Portfolios is not a fundamental policy of the Funds and a shareholder vote is not required for a Fund to withdraw its investment from a Master Portfolio.

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are true no-load funds, which means you may buy or sell shares directly at the net asset value ("NAV") next determined after the Fund receives your request in proper form. A request is received in proper form if it is placed electronically through the X.com website and specifies the number of shares or dollar amount of shares to be purchased or redeemed. If the Fund receives such request before the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will generally not be priced on the days on which the NYSE is closed for trading.

Each Fund's investment in its corresponding Master Portfolio is valued based on the Fund's ownership interest in the net assets of the Master Portfolio. A Fund's NAV per share is calculated by taking the value of each Fund's net assets and dividing by the number of shares outstanding. A market price may not be available for securities that trade infrequently. In the absence of market pricing, the Adviser, subject to the supervision of the Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value." That value may be higher or lower than the security's closing price in its relevant market. Expenses are accrued daily and applied when determining the Fund's NAV. The NAV for each Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open. Each Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time or if an emergency exists. The NYSE is closed on most national holidays and on Good Friday.

Each Master Portfolio calculates its NAV on the same day and at the same time as its corresponding Fund. Each Master Portfolio's investments are valued each day the NYSE is open for business. Each Index Portfolio's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Directors of MIP. Bonds and notes with remaining maturities of 60 days or less are valued at amortized cost. The Money Market Portfolio values its securities at amortized cost to account for any premiums or discounts above or below the face value of the securities it buys. The amortized cost method does not reflect daily fluctuations in market value.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES OF THE X.COM FUNDS
--------------------------------------------------------------------------------

The Funds are available only to on-line investors that have established a customer relationship with X.com and opened an account with the First Western National Bank (the "Bank"), which is under contract to provide X.com customers with various banking and financial services.

ON-LINE INVESTOR REQUIREMENTS

The Funds are designed and built specifically for on-line investors. Each Fund requires its shareholders to consent to receive all shareholder information about the Fund electronically. Shareholder information includes, but is not limited to, prospectuses, financial reports, confirmations, proxy solicitations, and financial statements. Shareholders may also receive other correspondence from X.com or the Bank through their e-mail account. By purchasing shares of the Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account.

If you rescind your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your Bank account, the Funds may, to the extent permitted by the federal securities laws, redeem your position in the Funds and, in any event, will prohibit additional investments in the Funds, including the reinvestment of dividends.* If it becomes lawful to involuntarily redeem in these circumstances, prior to revoking your consent, you will be reminded of the Fund's involuntary redemption policy. If the Funds involuntarily redeem your shares, you may experience adverse tax consequences. If your shares are involuntarily redeemed, you will receive paper copies of all shareholder information until all of your shares have been redeemed and the proceeds have been credited to your account, or you have otherwise received the redemption proceeds. The Fund reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor.

ACCOUNT REQUIREMENTS

To register as a customer of X.com and open an account with the Bank, you must complete and submit an X.com Account Application (the "Application"). The Application is available on the X.com website at WWW.X.COM. While you may submit the Application electronically, you must also complete, sign and deliver a signature card. The signature card will be sent to your address of record and must be returned promptly per the enclosed instructions.

FOR MORE DETAILED INFORMATION ON HOW TO OPEN AN ACCOUNT WITH THE BANK, VISIT THE X.COM WEBSITE (WWW.X.COM).

-------------------
* The Staff has informally indicated its view that the Funds may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the Staff's position on this issue change, the Funds intend to involuntarily redeem your shares under such circumstances.

Once you open your account, you will be subject to general account requirements as described in the Application, and will have access to all the electronic financial services made available over the Internet by X.com, including the opportunity to invest in X.com Funds.

PLACING AN ORDER

You can begin purchasing shares of the Funds as soon as you open and fund your account. Because a Fund's net asset value changes daily, your purchase price will be the NAV next determined after a Fund receives and accepts your purchase order.

You can place orders to purchase or redeem Fund shares by accessing the X.com website at WWW.X.COM. At the time you log-on to the website, you will be prompted to enter your personal identification password so that we can be sure each transaction is secure. By clicking on the appropriate mutual fund order buttons, you can quickly and easily place an order to purchase or redeem shares in a Fund. When you purchase shares in a Fund, you will be asked: (1) to confirm your consent to receive all Fund documentation electronically; and (2) to affirm that you have read the prospectus. The prospectus is readily available for viewing and printing on the X.com website. IF YOU DO NOT CONSENT TO RECEIVE ALL FUND DOCUMENTATION ELECTRONICALLY YOU WILL NOT BE ABLE TO PURCHASE SHARES OF THE FUND. To complete a purchase transaction, you must transfer sufficient funds from your Bank account to your mutual fund account. Notice of trade confirmations will be sent electronically to the e-mail address you provided when you opened your account.

MINIMUM INVESTMENT REQUIREMENTS*

For your initial investment in a Fund                                    $1
To buy additional shares of a Fund                                       $1
Continuing minimum investment                                            $1

* Although there is no minimum investment requirement for any Fund, an account maintenance fee of $2.00 per Fund (other than the Money Market
     Fund) per calendar quarter is charged with respect to each Fund in which a minimum investment of $5,000 is not maintained.

After your account is established you may use any of the methods described below to buy or sell shares. You can only sell shares of the Funds that you own; that means you cannot "short" shares of the Fund.

ACCESSING ACCOUNT INFORMATION

For information on how to access account information and/or applications electronically, please refer to the online assistant at WWW.X.COM available 24 hours a day.

REDEMPTIONS

You can access the money you have invested in a Fund at any time by selling some or all of your shares back to the Fund. As soon as a Fund receives your redemption request, your shares will be redeemed and the proceeds will be credited to your account with the Bank. This usually occurs the business day following the transaction. All redemption proceeds will be credited to your Bank account (except for redemptions by check from the Money Services Fund, which will be credited to the payee of the check).

REDEMPTION DELAYS. You will have to wait to receive payment on redeemed shares until the funds you used to buy the shares have cleared (E.G., if you opened your Bank account with a check, until your check has cleared). The delay may take up to fifteen (15) days from the date of purchase.

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

REDEMPTION FEE. The Funds do not impose a redemption fee. The Index Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, in the future the Index Funds may assess a 2.0% fee on redemptions of shares held for less than 90 days.

REDEMPTIONS BY CHECK FROM THE MONEY MARKET FUND. The Money Market Fund offers shareholders checkwriting privileges. If you invest in the Money Market Fund, you may write a check to redeem some of your shares. Your investment will continue to earn income until the check clears your account. You must apply for the checkwriting feature for your account using a special application form that includes a signature card. You may redeem by check provided that the proper signatures you designated are on the check. [The minimum redemption amount by check is $500. You may write an unlimited number of checks.] There is no per-check charge for this service, as it is provided as part of the package of services included with the Money Market Fund.

You should not attempt to close your account by check, since you cannot be sure of the exact number of shares or value of your account on the day that the check is presented. You must use the on-line redemption process to close your account. The checkwriting feature is only available for the Money Market Fund. Please note that a [$20.00] fee will be charged to your account each time that we must return a check unpaid for any reason, and that we may impose a charge for a stop-payment request.

AMENDING YOUR APPLICATION

For your protection, you will be required to submit an amended Application if you desire to change certain information provided on your initial Application. The amended Application is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. Specifically, the Funds will require you to amend your Application in the following instances:

     1. If you transfer the ownership of your account to another individual or organization.

     2. If you add or change your name or add or remove an owner on your account.
     3. If you add or change the beneficiary on your transfer-on-death account.

CLOSING YOUR ACCOUNT

If you close your account with the Bank, the Fund may, to the extent permitted by the federal securities laws, redeem all of your shares in your Fund account.

--------------------------------------------------------------------------------
DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

The Premier S&P 500 Fund and the International Index Fund intend to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The U.S.A. Bond Fund and the Money Market Fund intend to declare dividends daily and distribute them monthly. The U.S.A. Bond Fund and the Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date. If you revoke your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, you will not be permitted to reinvest your dividends in additional Fund shares.

--------------------------------------------------------------------------------
TAX CONSEQUENCES
--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. taxpayers. Please see the Funds' Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

Each Fund generally will not be required to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Premier S&P 500 Fund and the International Index Fund will distribute substantially all of their income and gains to their shareholders every year. The U.S.A. Bond Fund and the Money Market Fund will distribute dividends monthly. If a Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from a Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If a Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not be required to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sold them for, and how long you held them.

Each Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Funds ("SAI"), contains further information about each Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

Additional information including the SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our website (WWW.X.COM). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Funds are also available on the EDGAR database of the SEC's website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at the following e-mail address: publicinfo@sec.gov.

X.COM CORP.
394 UNIVERSITY AVENUE
PALO ALTO, CA 94301
TOLL-FREE: (888) 447-8999
HTTP://WWW.X.COM

INVESTMENT COMPANY ACT FILE NO.: 811-09381

                                     PART A

                                 PROSPECTUS FOR

                         X.COM PREMIER MONEY MARKET FUND
                           X.COM SMALL CAP INDEX FUND

--------------------------------------------------------------------------------
                           X.COM PREMIER MONEY MARKET
                                      FUND

                           X.COM SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                   PROSPECTUS

                                  MAY __, 2000










--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                    PAGE

ABOUT THE FUNDS........................................................1

THE X.COM PREMIER MONEY MARKET FUND....................................2

THE X.COM SMALL CAP INDEX FUND.........................................4

PERFORMANCE INFORMATION................................................6

FEES AND EXPENSES......................................................8

MORE ABOUT THE FUNDS'INVESTMENT STRATEGIES AND RISKS..................10

FUND MANAGEMENT.......................................................13

THE FUNDS'STRUCTURE...................................................15

PRICING OF FUND SHARES................................................16

HOW TO BUY AND SELL SHARES OF THE FUND................................17

DIVIDENDS AND OTHER DISTRIBUTIONS.....................................21

TAX CONSEQUENCES......................................................22

--------------------------------------------------------------------------------
ABOUT THE FUNDS
--------------------------------------------------------------------------------

This portion of the Prospectus provides a description of the investment objective, principal investment strategies and principal risks of the X.com Premier Money Market Fund and the X.com Small Cap Index Fund (each, a "Fund"). Of course, there can be no assurance that either Fund will achieve its investment objective.

WHAT IS THE MASTER/FEEDER FUND STRUCTURE USED BY THE FUNDS?

Each Fund is a feeder fund that invests all of its assets in a corresponding master fund. A master/feeder fund structure is a two-tier fund structure made up of a master portfolio that invests in securities, and a feeder fund that invests in the master portfolio instead of directly buying portfolio securities.

The investment characteristics and investment risks of each Fund match those of the Master Portfolio in which it invests. For that reason, the discussion of each Fund's investment objectives, strategies and risks necessarily includes a description of the investment characteristics and risks associated with the investments of the related Master Portfolio. Each Fund's performance will correspond directly to the performance of the related Master Portfolio.

Please note that your investments in the Funds are not deposits of the Bank or any other bank or financial institution, and are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Because the Funds are subject to investment risks, you may lose money if you invest in the Funds.

--------------------------------------------------------------------------------
THE X.COM PREMIER MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Premier Money Market Fund* (the "Money Market Fund") seeks to provide shareholders of the Money Market Fund with a high level of current income, while preserving capital and liquidity, by investing in high-quality short-term investments.

PRINCIPAL STRATEGIES

The Money Market Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Portfolio (the "Money Market Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered, open-end management investment company issuing individual interests in multiple series. The Money Market Portfolio, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio investments include obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises), and high quality debt obligations such as obligations of domestic and foreign banks, commercial paper, corporate notes and repurchase agreements that represent minimal credit risk.

"High quality" investments are investments rated in the top two rating categories by the requisite nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined to be of comparable quality to such rated securities by BGFA, the investment adviser of the Money Market Portfolio, under guidelines adopted by the Money Market Fund's Board of Trustees and the Money Market Portfolio's Board of Trustees.

PRINCIPAL RISKS

Although the Money Market Fund seeks to preserve the value of your investment at $1 per share, the Money Market Fund can offer no guarantee that it will be able to do so. It is possible to lose money by investing in the Money Market Fund.

INTEREST RATE RISK: The debt instruments in which the Money Market Fund invests (through its investments in the Money Market Portfolio) are subject to interest rate risk. Interest rate risk is the risk that when interest rates rise the value of the debt instruments in which the Money Market Portfolio invests will go down. Conversely, if interest rates fall, the value of the Money Market Portfolio's investments may rise.


------------------------
* The X.com Premier Money Market Fund is a "premier" fund because it provides low-cost access to the money markets.

CREDIT RISK: Credit risk is the risk that issuers of the debt instruments in which the Money Market Fund (through its investments in the Money Market Portfolio) invests may default on the payment of principal and/or interest. The Money Market Fund could be unable to maintain a stable net asset value of $1.00 per share and the Money Market Fund could lose money if the issuer of a fixed-income security owned by the Master Portfolio is unable or unwilling to meet its financial obligations.

--------------------------------------------------------------------------------
THE X.COM SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The X.com Small Cap Index Fund (the "Small Cap Index Fund" and, together with the Money Market Fund, the "Funds") is an "index fund." Index funds are often described as "passively managed" in that they seek to match the performance of a specific benchmark index by holding either all the securities that make up the targeted index or a highly representative sample. In the case of the Small Cap Index Fund, that benchmark is the Russell 2000-Registered Trademark- Index. The Small Cap Index Fund seeks to approximate as closely as practicable, before fees and expenses, the CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN of the Russell 2000-Registered Trademark- Index.* The Russell 2000-Registered Trademark- Index, a widely recognized benchmark for small cap U.S. stocks, includes approximately 2,000 companies representing different sectors of the U.S. economy.

As of December 31, 1999, the stocks included in the Russell 2000-Registered Trademark- Index had an average market value of $___ million, but with a median of $___ million (that is, an equal number of stocks had capitalization levels above and below $___ million). The capitalization of included stocks ranged from less than $___ million to over $___ billion.

"Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

PRINCIPAL STRATEGIES

The Small Cap Index Fund does not invest directly in a portfolio of securities. Instead, it seeks to achieve its investment objective by investing all of its assets in the Russell 2000-Registered Trademark- Index Master Portfolio (the "Russell 2000-Registered Trademark- Portfolio" and, together with the Money Market Portfolio, the "Master Portfolios"), a series of MIP. The Russell 2000-Registered Trademark- Portfolio seeks to provide investment results that correspond, before fees and expenses, to the total return of the publicly traded common stocks, in the aggregate, as represented by the Russell 2000-Registered Trademark- Index. To do so, the Russell 2000-Registered Trademark- Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the Russell 2000-Registered Trademark- Index.

Under normal market conditions, the Russell 2000-Registered Trademark- Portfolio will invest at least 90% of its assets in the stocks making up the Russell 2000-Registered Trademark- Index. Over time, the Russell 2000-Registered Trademark- Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the Russell 2000-Registered Trademark- Index. A correlation of 100% would mean the total return of the Russell 2000-Registered Trademark- Portfolio's assets would increase and decrease exactly the same as the Russell 2000-Registered Trademark- Index.


----------------------
* "Russell 2000-Registered Trademark- Index," "Russell" and "Russell 2000-Registered Trademark- " are trademarks of Frank Russell & Co. ("Russell"). The Small Cap Index Fund is not sponsored, endorsed, sold, or promoted by Russell and Russell makes no representation regarding the advisability of investing in the Small Cap Index Fund.

PRINCIPAL RISKS

MARKET RISK: The value of an investment in the Small Cap Index Fund depends to a great extent upon changes in market conditions. Equity securities change in value more than fixed-income securities and the value of the equity securities held by the Small Cap Index Fund (through its investments in the Russell 2000-Registered Trademark- Portfolio) will fluctuate as the market prices of those securities rise and fall. The value of your investment in the Small Cap Index Fund will change daily based on many factors, including the volatility of the securities in the Russell 2000-Registered Trademark- Index, national and international economic conditions, and general market conditions.

The Small Cap Index Fund's focus on small-cap stocks may expose investors to additional risks. Smaller companies typically offer fewer products or services and have more-limited financial resources than larger companies, and their securities may trade less frequently and in smaller amounts than those of larger companies. As a result, small-cap stocks--and therefore the Small Cap Index Fund--may fluctuate significantly more in value than larger-cap stocks and mutual funds that focus on them.

INDEX-FUND RISK: The Small Cap Index Fund is not actively managed through traditional methods of stock selection. Instead, it invests (through its investments in the Russell 2000-Registered Trademark- Portfolio) in the stocks included in the Russell 2000-Registered Trademark- Index regardless of their investment merits. Except to a limited extent, the Small Cap Index Fund cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. stock market segment relating to the Russell 2000-Registered Trademark- Index.

The Small Cap Index Fund's ability to track the performance of the Russell 2000-Registered Trademark- Index may also be affected by, among other things, transaction costs, the fees and expenses of the Small Cap Index Fund and the Russell 2000-Registered Trademark- Portfolio, changes in the composition of the Russell 2000-Registered Trademark- Index or the assets of the Russell 2000-Registered Trademark- Portfolio, and the timing, frequency and amount of investor purchases and redemptions of both the Small Cap Index Fund and Russell 2000-Registered Trademark- Portfolio. Because the Russell 2000-Registered Trademark- Portfolio seeks to track the performance of the Russell 2000-Registered Trademark- Index, the Russell 2000-Registered Trademark-Portfolio will not attempt to judge the merits of any particular stock as an investment.

In addition, the Russell 2000-Registered Trademark- Portfolio will need to maintain cash balances to pay redemptions and expenses, which may affect the overall performance of the Small Cap Index Fund.

MANAGER RISK: The Russell 2000-Registered Trademark- Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the capitalization-weighted total return of its assets and that of the Russell 2000-Registered Trademark- Index. As a practical matter, the Russell 2000-Registered Trademark- Portfolio cannot own all the securities that make up the Russell 2000-Registered Trademark- Index in perfect correlation to the index and, in order to replicate the index, the manager uses computerized, quantitative techniques establishing an "indexing" investment approach to determine which securities are to be purchased or sold to achieve its goal. To the extent that the these techniques fail to accurately replicate the Russell 2000-Registered Trademark- Index or the manager errs in following the indexing approach to the investments, the Russell 2000-Registered Trademark- Portfolio may perform differently than the Russell 2000-Registered Trademark- Index.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts on this page shows the annual returns of each Fund and how their performance has varied from year to year.* The average annual return table compares the Funds' average annual return with the return of a corresponding index for one and five years and since inception. How a Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.

                                  [BAR CHART]

 1994      1995      1996      1997      1998
4.28%      6.01%     5.45%     5.68%     5.61%

-------------------------------------------------------------------------------------------------------------------
                      Money Market Fund Average Annual Total a (as of December 31, 1999)
-------------------------------------------------------------------------------------------------------------------
                                                One Year                Five Years           Since July 2, 1993
-------------------------------------------------------------------------------------------------------------------
Money Market Fund                                5.61%                    5.40%                    5.19%
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills (3-month)                    5.31%                    5.32%                    4.93%
-------------------------------------------------------------------------------------------------------------------


--------------------------

* The Funds did not offer shares to the public before May __, 2000. Each Fund, in providing performance information, is using the annual returns of related Master Portfolio, which has not been adjusted to account for expenses payable at the Fund level. The annual returns for each Fund would have been lower than those shown above because it has higher expenses than the Master Portfolio.

                              SMALL CAP INDEX FUND

 1994      1995      1996      1997      1998
-3.61%    18.95%     2.28%     9.92%     9.49%

-------------------------------------------------------------------------------------------------------------------
                Small Cap Index Fund Portfolio Average Annual Total Returns (as of December 31, 1999)
-------------------------------------------------------------------------------------------------------------------
                                              One Year                  Five Years           Since ...........
-------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                            ____%                     ____%                     ____%
-------------------------------------------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index        ____%                     ____%                     ____%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                             MONEY MARKET FUND         SMALL CAP INDEX FUND
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                    None                       None
Maximum Deferred Sales Charge (Load)                                None                       None
Maximum Sales Charge (Load) Imposed in Reinvested Dividends         None                       None
and other Distributions
Redemption Fee                                                      None                       None
Maximum Account Fee                                                 None                     $2.00(1)

ANNUAL FUND OPERATING EXPENSES(2)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees(3)                                                 0.60%                       0.40%
Distribution (12b-1) Fees                                           None                       None
Other Expenses                                                     0.00%                       0.00%
Total Annual Fund Operating Expenses                               0.60%                       0.40%
Fee Waiver and Expense Reimbursement(4)                            0.10%                       0.00%

NET OPERATING EXPENSES                                             0.50%                       0.40%








(1) Each account holding the Small Cap Index Fund that does not maintain a minimum balance of $5,000 on the last business day of a calendar quarter will be charged an Account Maintenance Fee of $2.00 for that quarter.

(2) The cost reflects the expenses at both the Fund and the Master Portfolio levels.

(3) Management fees include a fee equal to 0.10% and 0.14%, respectively, of the daily net assets payable at the Master Portfolio level to the investment adviser for the Money Market Portfolio and the Russell 2000-Registered Trademark-Portfolio. Management fees also include a "unified" fee equal to 0.50% payable by the Funds to X.com Asset Management, Inc., the Fund's investment adviser (the "Adviser"). Under the investment advisory contract, the Adviser provides or arranges to be provided to the Fund administration, transfer agency, pricing, custodial, auditing, and legal services, and is responsible for payment of all of the operating expenses of the Funds except the Master Portfolio management fees, brokerage fees, taxes, interest and extraordinary expenses.

(4) The fee waiver for the Fund is made pursuant to a written expense limitation and reimbursement agreement, which is in effect for an initial term of one year and will be renewed thereafter automatically for a one-year term on an annual basis.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that:

                  - you invest $10,000 in the applicable Fund for the time periods indicated;

                  -   your investment has a 5% return each year; and

                  - the Fund's operating expenses remain the same, except for the reduction applicable to at least the first year; and

                  -   you redeem your shares at the end of the relevant period

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         EXAMPLE                         1 YEAR*             3 YEARS*
                                         -------             --------
         MONEY MARKET FUND                 $__                  $__

         SMALL CAP INDEX FUND              $__                  $__




* Reflects costs at both the Fund and Master Portfolio levels.

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES

As with all mutual funds, there can be no assurance that either Fund will achieve its investment objective. The investment objective of each Fund is not fundamental and each may be changed without approval of Fund shareholders. Each Fund may withdraw its investment in the related Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the related Fund and its shareholders. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs.

THE MONEY MARKET FUND: The Money Market Fund and the Money Market Portfolio emphasize safety of principal and high credit quality. In particular, the investment policies of the Money Market Fund and the Money Market Portfolio prohibit the purchase of many types of floating-rate instruments, commonly referred to as derivatives, that are considered to be potentially volatile. The Money Market Portfolio, however, may invest in high-quality asset-backed securities and variable and floating rate obligations, which are considered to be derivative instruments. The Money Market Fund (through its investments in the Money Market Portfolio) may only invest in floating-rate securities that bear interest at a rate that resets quarterly or more frequently, and that resets based on changes in standard money market rate indices such as U.S. Government Treasury bills and London Interbank Offered Rate, among others. Floating and variable rate instruments are subject to interest rate and credit risks.

THE SMALL CAP INDEX FUND: The assets of the Russell 2000-Registered Trademark-Portfolio are not actively managed. Instead, the manager of the Russell 2000-Registered Trademark- Portfolio seeks to achieve returns corresponding to the Russell 2000-Registered Trademark- Index by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of that index through computerized, quantitative techniques. The Russell 2000-Registered Trademark- Portfolio cannot, as a practical matter, own all the securities that make up the Russell 2000-Registered Trademark- Index in perfect correlation to the indexes. The Russell 2000-Registered Trademark- Portfolio seeks to track the Russell 2000-Registered Trademark- Index during falling markets as well as during rising markets. Consequently, the returns of the Russell 2000-Registered Trademark- Portfolio will be directly affected by the volatility of the securities making up the Russell 2000-Registered Trademark- Index.

INDEX INVESTING: The assets of the Russell 2000-Registered Trademark- Portfolio are not actively managed. Instead, the manager of the Russell 2000-Registered Trademark- Portfolio seeks to achieve returns corresponding to the targeted index by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of that the Russell 2000-Registered Trademark- Index through computerized, quantitative techniques. The Russell 2000-Registered Trademark- Portfolio cannot, as a practical matter, own all the securities that make up its market index in perfect correlation to the index. The Russell 2000-Registered Trademark- Portfolio seeks to track the Russell 2000-Registered Trademark- Index during falling markets as well as during rising markets. Consequently, the return of the Russell 2000-Registered Trademark- Portfolio will be directly affected by the volatility of the securities making up the Russell 2000-Registered Trademark- Index.

ADDITIONAL STRATEGIES USED BY THE RUSSELL 2000-REGISTERED TRADEMARK- PORTFOLIO

The Russell 2000-Registered Trademark- Portfolio may invest up to 10% of its total assets in high quality money market instruments to provide liquidity to meet redemption requests or to facilitate investment in the stocks in the targeted index.

The Russell 2000-Registered Trademark- Portfolio may use derivative instruments in order to: (i) simulate full investment in the Russell 2000-Registered Trademark- Index while retaining a cash balance for portfolio management purposes; (ii) facilitate trading; (iii) reduce transaction costs; or (iv) seek higher investment returns when such instruments are priced more attractively than the stocks in the Russell 2000-Registered Trademark- Index. Those derivatives include the purchase and sale of futures contracts and options on the Russell 2000-Registered Trademark- Index.

INVESTMENT RISKS

An investment in the Funds is subject to investment risks, including the loss of the principal amount invested. The performance per share of the Funds and the Master Portfolios will change daily based on many factors, including, but not limited to, the quality of the instruments held by the Funds or the Master Portfolios, the national and international economic conditions and general market conditions.

THE MONEY MARKET PORTFOLIO: The Money Market Portfolio may invest in high-quality asset-backed securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities. The value of these instruments are particularly sensitive to changes in interest rate and general market conditions. The value of asset-backed securities is also affected by the creditworthiness of the individual borrowers.

THE RUSSELL 2000-REGISTERED TRADEMARK- Portfolio: The Russell 2000-Registered Trademark- Portfolio may invest in derivative securities or "derivatives." Derivatives are financial instruments whose values are derived, at least in part, from prices of other securities or specified assets, indices, or rates. The use of derivative instruments is a highly specialized activity and there can be no guarantee that their use will increase the return of the Russell 2000-Registered Trademark- Portfolio, or protect its assets from declining in value. The Russell 2000-Registered Trademark- Portfolio's investments in derivative instruments can significantly increase its exposure to market risk or the credit risk of the counterparty. Derivative instruments can also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instruments may not correlate perfectly with the Russell 2000-Registered Trademark- Index. In fact, the use of derivative instruments adversely impact the value of the assets of the Russell 2000-Registered Trademark- Portfolio, which may reduce the return you receive on your investment.

The Russell 2000-Registered Trademark- Portfolio's use of derivative instruments may adversely affect the Small Cap Index Fund's ability to track the Russell 2000-Registered Trademark- Index closely if the derivatives do not perform as expected, or if the derivative instruments are timed incorrectly or are executed under adverse market conditions.

SECURITIES LENDING: The Master Portfolios may lend a portion of their securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the related Fund's performance could be reduced.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER FOR THE FUNDS. Under an investment advisory agreement with the Funds, X.com Asset Management, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is a wholly owned subsidiary of X.com Corporation ("X.com") and is located at 394 University Avenue, Palo Alto, CA 94301. The Adviser was formed in 1999 and therefore has limited prior experience as an investment adviser.

X.com, a holding company, is the parent company of both the Adviser and First Western National Bank (the "Bank"). X.com is dedicated to providing easy, low-cost financial services to on-line investors through its continuous emphasis on technology. Through the world wide web, the Adviser offers access to your Fund account virtually anywhere, at any time.

Subject to general supervision of the Funds' Board of Trustees and in accordance with the investment objective, policies and restrictions of the Funds, the Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of the Master Portfolios. The Adviser may in the future manage cash and money market instruments for cash flow purposes. The Adviser also provides or arranges for administration, transfer agency, custody, any subadviser and all other services necessary for the Funds to operate. For its advisory services, the Money Market Fund and the Small Cap Index Fund pay the Adviser investment advisory fees at an annual rate of 0.50% and __%, respectively, which, after fee waivers and expense reimbursements, and expressed as a percentage of the Fund's average daily net assets, equal 0.50% and ___%, respectively.*

Out of the fees received by the Adviser, the Adviser pays all expenses of managing and operating the Funds except Master Portfolio expenses, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the advisory fee may be paid by the Adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Adviser.

INVESTMENT ADVISER FOR THE MONEY MARKET PORTFOLIO. Barclays Global Fund Advisors ("BGFA") is the investment adviser for the Master Portfolios. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, California 94105. BGFA has provided asset management, administration and advisory services for over 25 years. As of June 30, 1999, BGFA and its affiliates provided investment advisory services for over $687 billion of assets. BGFA receives fees from the Master Portfolio at an annual rate equal to 0.10% of the Money Market Portfolio's average daily net assets and ___% of the Russell 2000-Registered Trademark- Portfolio's average daily net assets.



-----------------------------

* THE ADVISER HAS ENTERED INTO A WRITTEN EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT WITH THE TRUST, UNDER WHICH IT HAS AGREED TO WAIVE A PERCENTAGE OF ITS ADVISORY FEE RECEIVED FROM THE FUND. THE EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT IS IN EFFECT FOR AN INITIAL TERM OF ONE YEAR AND WILL BE RENEWED THEREAFTER AUTOMATICALLY FOR ONE-YEAR TERMS ON AN ANNUAL BASIS.

Each Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio in which it invests, as well as certain other fees paid by the related Master Portfolio, such as accounting, legal, and Securities and Exchange Commission ("SEC") registration fees.

The Funds' Statement of Additional Information contains detailed information about the Funds' investment adviser, administrator, and other service providers.

--------------------------------------------------------------------------------
THE FUNDS' STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a separate series of X.com Funds. The Funds seek to achieve their investment objectives by investing all of the Funds' assets in the related Master Portfolio. Each Master Portfolio is a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company, each with the same investment objective as the related Fund. This two-tier fund structure is commonly referred to as a "master/feeder" structure because one fund (the "feeder" fund) invests all of its assets in a second fund (the "master" fund). In addition to selling its shares to the Funds, each Master Portfolio has sold and is expected to continue to sell its shares to certain other mutual funds or other accredited investors. The expenses paid by these mutual funds and accredited investors may differ from the expenses paid by the Funds; consequently, the returns received by shareholders of other mutual funds or other accredited investors may differ from those received by shareholders of the Funds.

The Funds' Board of Trustees (the "Board") believes that, as other investors invest their assets in the Master Portfolios, certain economic efficiencies may be realized with respect to the Master Portfolios. For example, fixed expenses that otherwise would have been borne solely by the Funds (and the other existing interest-holders in the Master Portfolios) would be spread across a larger asset base as more funds or other accredited investors invest in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in that Master Portfolio may not be fully achieved or maintained.

The Funds may be asked to vote on matters concerning the related Master Portfolio. Except as permitted by the SEC, whenever a Fund is requested to vote on a matter pertaining to the related Master Portfolio, that Fund will hold a meeting of its shareholders and, at the meeting of investors in the Master Portfolio, will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

A Fund may withdraw its investments in the related Master Portfolio if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund, direct management of the Fund or other pooled investment entity by the Adviser or the hiring of a sub-adviser to manage the Fund's assets.

Investment of the Funds' assets in the Master Portfolios is not a fundamental policy of either Fund and a shareholder vote is not required for either Fund to withdraw its investment from the related Master Portfolio.

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds are true no-load fund, which means you may buy or sell shares directly at the net asset value ("NAV") next determined after the Fund receives your request in proper form. A request is received in proper form if it is placed electronically through the X.com website and specifies the number of shares or dollar amount of shares to be purchased or redeemed. If the Fund receives such request before the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. Shares will generally not be priced on the days on which the NYSE is closed for trading.

The Funds' investments in the Master Portfolios are valued based on each Fund's ownership interest in the net assets of the related Master Portfolio. Each Fund's NAV per share is calculated by taking the value of the Fund's net assets and dividing by the number of shares outstanding. A market price may not be available for securities that trade infrequently. In the absence of market pricing, the Adviser, subject to the supervision of the Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value." That value may be higher or lower than the security's closing price in its relevant market. Expenses are accrued daily and applied when determining each Fund's NAV. The NAV for each Fund is determined as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open. The Funds reserve the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern Time or if an emergency exists. The NYSE is closed on most national holidays and on Good Friday.

Each Master Portfolio calculates its NAV on the same day and at the same time as the Funds. The Master Portfolios' investments are valued each day the NYSE is open for business. The Master Portfolios' assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board of Directors of MIP. Bonds and notes with remaining maturities of 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES OF THE FUND
--------------------------------------------------------------------------------

WHO CAN INVEST IN THE FUNDS?

The Funds are for on-line investors who are customers of X.com Corporation ("X.com") and First Western National Bank (the "Bank"), which is under contract to provide X.com customers with various banking and financial services. The Bank is a member of the Federal Deposit Insurance Corporation ("FDIC"). You will need to do the following to purchase shares of the Fund:

          -    Open an account with the Bank.

          -    Complete an X.com Account Application.

          -    Simply follow the instructions on the X.com website, WWW.X.COM.

You are also required to consent to receive all information about the Funds electronically, both to open an account and during the time you own shares of the Funds. If you revoke your consent to receive this information electronically, fail to maintain an e-mail account, or close your account, the Funds may, to the extent permitted by the federal securities laws, redeem your shares, and will, in any event, prohibit additional investments in the Funds, including the reinvestment of dividends.*

ON-LINE INVESTOR REQUIREMENTS

The Funds are designed and built specifically for on-line investors. Each Fund requires its shareholders to consent to receive all shareholder information about the Fund electronically. Shareholder information includes, but is not limited to, prospectuses, financial reports, confirmations, proxy solicitations, and financial statements. Shareholders may also receive other correspondence from X.com or the Bank through their e-mail account. By purchasing shares of a Fund, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you have the sole responsibility for providing a correct and operational e-mail address. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account.

If you rescind your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your Bank account, the Funds may, to the extent permitted by the federal securities laws, redeem your position in the Funds and, in any event, will prohibit additional investments in the Funds, including the reinvestment of dividends.* If it becomes lawful to automatically redeem in these circumstances, prior to giving effect to your consent revocation, you will be reminded of the Funds' automatic redemption policy. If the Funds automatically redeem your shares, you may experience adverse tax consequences. If your shares


---------------------

* The staff of the Securities and Exchange Commission (the "Staff") has informally indicated its view that the Funds may not involuntarily redeem your shares if you revoke your consent to receive shareholder documents electronically or fail to maintain an e-mail account. However, should the Staff's position on this issue change, the Fund intends to involuntarily redeem your shares under these circumstances.

are automatically redeemed, you will receive paper copies of all shareholder information until all of your shares have been redeemed and the proceeds have been credited to your account, or you have otherwise received the redemption proceeds. The Fund reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor.

ACCOUNT REQUIREMENTS

To register as a customer of X.com and open an account with the Bank, you must complete and submit an X.com Account Application (the "Application"). The Application is available on the X.com website at WWW.X.COM. While you may submit the Application electronically, you must also complete, sign and deliver a signature card. The signature card will be sent to your address of record and must be returned promptly per the enclosed instructions.

FOR MORE DETAILED INFORMATION ON HOW TO OPEN AN ACCOUNT WITH THE BANK, VISIT THE X.COM WEBSITE (WWW.X.COM).

Once you open your account, you will be subject to general account requirements as described in the Application, and will have access to all the electronic financial services made available over the Internet by X.com, including the opportunity to invest in X.com Funds.

PLACING AN ORDER

You can begin purchasing shares of the Funds as soon as you open and fund your account. Because each Fund's net asset value changes daily, your purchase price will be the NAV next determined after the related Fund receives and accepts your purchase order.

You can place orders to purchase or redeem Fund shares by accessing the X.com website at WWW.X.COM. At the time you log-on to the website, you will be prompted to enter your personal identification password so that we can be sure each transaction is secure. By clicking on the appropriate mutual fund order buttons, you can quickly and easily place an order to purchase or redeem shares in the Funds. When you purchase shares in the Funds, you will be asked: (1) to confirm your consent to receive all Fund documentation electronically; and (2) to affirm that you have read the prospectus. The prospectus is readily available for viewing and printing on the X.com website. IF YOU DO NOT CONSENT TO RECEIVE ALL FUND DOCUMENTATION ELECTRONICALLY YOU WILL NOT BE ABLE TO PURCHASE SHARES OF THE FUNDS. To complete a purchase transaction, you must transfer sufficient funds from your Bank account to your mutual fund account. Notice of trade confirmations will be sent electronically to the e-mail address you provided when you opened your account.

MINIMUM INVESTMENT REQUIREMENTS

For your initial investment in the Fund                                      $1

To buy additional shares of the Fund                                         $1

Continuing minimum investment                                                $1


After your account is established you may use any of the methods described below to buy or sell shares. You can only sell shares of the Fund that you own; which means that you cannot "short" or "sell short" any shares of the Funds.

ACCESSING ACCOUNT INFORMATION

For information on how to access account information and/or applications electronically, please refer to the online assistant at WWW.X.COM available 24 hours a day.

REDEMPTIONS

You can access the money you have invested in a Fund at any time by selling some or all of your shares back to that Fund. As soon as the Fund receives your redemption request, your shares will be redeemed and the proceeds will be credited to your account with the Bank. This usually occurs the business day following the transaction.

All redemption proceeds will be credited to your Bank account.

REDEMPTION DELAYS. You will have to wait to receive payment on redeemed shares until the funds you used to buy the shares have cleared (E.G., if you opened your Bank account with a check, until your check has cleared). The delay may take up to fifteen (15) days from the date of purchase.

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed other than for weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

REDEMPTION FEE. The Funds do not impose redemption fees. The Small Cap Index Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, in the future the Small Cap Index Fund may assess a 2.0% fee on redemptions of shares held for less than 90 days.

AMENDING YOUR APPLICATION

For your protection, you will be required to submit an amended Application if you wish to change certain information provided on your initial Application. The amended Application is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. Specifically, the Funds will require you to amend your Application in the following instances:

          1. If you transfer the ownership of your account to another individual or organization.

          2. If you add or change your name or add or remove an owner on your account.

          3. If you add or change the beneficiary on your transfer-on-death account.

CLOSING YOUR ACCOUNT

If you close your account with the Bank, the Funds may, to the extent permitted by the federal securities laws, redeem all of your shares in your Fund account.

--------------------------------------------------------------------------------
DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

The Small Cap Index Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Money Market Fund intends to declare dividends daily and distribute them monthly. The Money Market Fund will distribute capital gains, if any, at least annually. The Funds may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the reinvestment date. If you revoke your consent to receive shareholder information electronically, fail to maintain an e-mail account, or close your account, you will not be permitted to reinvest your dividends in additional Fund shares.

--------------------------------------------------------------------------------
TAX CONSEQUENCES
--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. taxpayers. Please see the Funds' Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Funds.

The Funds generally will not be required to pay income tax on amounts they distribute to shareholders, although shareholders will be taxed on distributions they receive.

The Small Cap Index Fund will distribute substantially all of its income and gains to its shareholders every year. The Money Market Fund will distribute dividends to its shareholders monthly. If a Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.

You will generally be taxed on dividends you receive from the Funds, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If a Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not be required to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.

There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sold them for, and how long you held them.

The Funds will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

[Outside back cover page.]

The Statement of Additional Information for the Funds ("SAI") contains further information about the Funds. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its fiscal year.

Additional information including the SAI and the most recent annual and semi-annual reports (when available), may be obtained without charge at our website (WWW.X.COM). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-202-942-8090 for information about the operations of the public reference room. Reports and other information about the Funds are also available on the EDGAR database of the SEC's website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or by electronic request at the following e-mail address: publicinfo@sec.gov.

X.COM CORP.
394 UNIVERSITY AVENUE
PALO ALTO, CA 94301
TOLL-FREE: (888) 447-8999
HTTP://WWW.X.COM



INVESTMENT COMPANY ACT FILE NO.: 811-09381

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                           X.COM PREMIER S&P 500 FUND
                             X.COM U.S.A. BOND FUND
                         X.COM INTERNATIONAL INDEX FUND
                         X.COM MONEY MARKET RESERVE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   X.COM FUNDS

                           X.COM PREMIER S&P 500 FUND

                             X.COM U.S.A. BOND FUND

                         X.COM MONEY MARKET RESERVE FUND

                         X.COM INTERNATIONAL INDEX FUND

                                  MAY __, 2000

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the X.com Premier S&P 500 Fund (the "Premier S&P 500 Fund"), the X.com U.S.A. Bond Fund (the "U.S.A. Bond Fund"), the x.com International Index Fund (the "International Fund"); collectively with the Premier S&P 500 Fund and the U.S.A. Bond Fund, the "Index Funds"), and the X.com Money Market Reserve Fund (the "Money Market Reserve Fund"; collectively with the Index Funds, the "Funds") dated May __, 2000 (as amended from time to time).

To obtain a copy of the Funds' Prospectus and the Funds' most recent shareholders' report (when issued) free of charge, please access our Website online (WWW.X.COM) via e-mail. The Funds are for on-line investors that are customers of First Western National Bank (the "Bank"), which X.com Corporation ("X.com") has agreed to acquire subject to regulatory and shareholder approval and with which X.com has contracted to provide various financial services for its customers. Only investors who are customers of the Bank and who consent to receive all information about the Funds electronically may invest in any of the Funds.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

HISTORY OF THE FUNDS...........................................................1

THE FUNDS......................................................................1

INVESTMENT STRATEGIES AND RISKS................................................2

FUND POLICIES.................................................................13

MASTER PORTFOLIO POLICIES.....................................................16

TRUSTEES AND OFFICERS.........................................................20

INVESTMENT MANAGEMENT.........................................................22

SERVICE PROVIDERS.............................................................24

MASTER PORTFOLIO TRANSACTIONS AND BROKERAGE
       SELECTION..............................................................25

ORGANIZATION, DIVIDEND AND VOTING RIGHTS......................................27

SHAREHOLDER INFORMATION.......................................................28

TAXATION......................................................................31

MASTER PORTFOLIO ORGANIZATION.................................................35

PERFORMANCE INFORMATION.......................................................36

APPENDIX......................................................................42

HISTORY OF THE FUNDS

Each of the Funds is a diversified series of X.com Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on June 7, 1999.

THE FUNDS

Each of the Funds is classified as a diversified open-end, management investment company.

PREMIER S&P 500 FUND. As its investment objective, the Premier S&P 500 Fund seeks to approximate as closely as practicable, after fees and expenses, the capitalization-weighted total rate of return(1) of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")(2). The S&P 500 Index, a widely recognized benchmark for U.S. stocks, currently represents about 75% of the market capitalization of all publicly traded common stocks in the United States. The S&P 500 Index includes 500 established companies representing different sectors of the U.S. economy (including industrial, utilities, financial, and transportation) selected by Standard & Poor's. The Premier S&P 500 Fund seeks to achieve its objective by investing in S&P 500 Index Master Portfolio ("S&P 500 Portfolio"), a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company issuing shares in multiple series (each a "Master Portfolio"). The S&P 500 Portfolio seeks to provide investment results that correspond (before fees and expenses) to the total return of the publicly traded common stocks, in the aggregate, as represented by the S&P 500 Index. To do so, the S&P 500 Portfolio invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

U.S.A. BOND FUND. As its investment objective, the U.S.A. Bond Fund seeks to approximate as closely as practicable, after fees and expenses, the total rate of return of the U.S. market for issued and outstanding U.S. government and high-grade corporate bonds as measured by the Lehman Brothers Government/Corporate Bond Index ("LB Bond Index"). The LB Bond Index includes approximately 6,500 fixed-income securities, including U.S. Government securities and investment grade corporate bonds, each with an outstanding market value of at least $25 million and remaining maturity of greater than one year. seeks to achieve its investment objective by investing all of its assets in the Bond Index Master Portfolio ("LB Bond Portfolio"), a series of MIP. The LB Bond Portfolio seeks to replicate the total return of the LB Bond Index. To do so, the
------------------
1 "Capitalization-weighted total rate of return" means that each stock in the index contributes to the index in the same proportion as the value of its shares. Thus, if the shares of Company A are worth twice as much as the shares of Company B, Company A's return will count twice as much as Company B's in calculating the index's overall return.

2 "Standard & Poor's -Registered Trademark- ," "S&P -Registered Trademark-," "S&P 500 -Registered Trademark-," "Standard & Poor's 500 -Registered Trademark-," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by X.com Asset Management, Inc. for use in connection with the Premier S&P 500 Fund. The Premier S&P 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Premier S&P 500 Fund.

LB Bond Portfolio invests substantially all of its assets in a representative sample of the securities that comprise the LB Bond Index, or securities or other instruments that seek to approximate the performance and investment characteristics of the LB Bond Index.

MONEY MARKET RESERVE FUND. As its investment objective, the Money Market Reserve Fund seeks to provide shareholders of the Fund with a high level of current income, while preserving capital and liquidity. The Money Market Reserve Fund seeks to achieve this investment objective by investing all of its assets in the Money Market Portfolio ("Money Market Portfolio"), a series of MIP, which, in turn, invests its assets in U.S. dollar-denominated, high-quality money market instruments with maturities of 397 days or less, and a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio, LB Bond Portfolio, S&P 500 Portfolio and the EAFE -Registered Trademark- Portfolio are collectively referred to herein as the "Master Portfolios".

MASTER PORTFOLIO. Master Investment Portfolio ("MIP") is an open-end management investment company organized as a Delaware business trust. The policy of each of the Funds to invest all of its assets in a Master Portfolio of MIP is not a fundamental policy of any of the Funds and a shareholder vote is not required for any Fund to withdraw its investment from the Master Portfolio in which it invests.

The investment objective of each of the Funds is not fundamental and, therefore, may be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of that Fund's outstanding voting interests.

INVESTMENT STRATEGIES AND RISKS

Because each Fund invests all its assets in its corresponding Master Portfolio, the investment characteristics and investment risks of a Fund correspond to those of the Master Portfolio in which the Fund invests. The following supplements the discussion in the Prospectus of the principal investment strategies, policies and risks that pertain to the Master Portfolios and, accordingly, to the Funds that invest in the Master Portfolios. In addition to discussing the principal risks of investing in the Master Portfolios and the Funds, this section also describes the non-principal risks of such investments. These investment strategies and policies may be changed without shareholder approval unless otherwise noted and apply to all of the Master Portfolios unless otherwise noted.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the relevant Master Portfolio.

Although the S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting these Master Portfolios to substantial losses. If it is not possible, or if a Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.

The S&P 500 and EAFE -Registered Trademark- Portfolios may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolios intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the S&P 500 or EAFE -Registered Trademark- Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

INTEREST-RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST-RATE FUTURES CONTRACTS. The LB Bond Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The LB Bond Portfolio may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures or price movements in the LB Bond Portfolio's securities which are the subject of the transactions.

INTEREST-RATE AND INDEX SWAPS. The LB Bond Portfolio may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by the LB Bond Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps involve the exchange by the LB Bond Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The LB Bond Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the LB Bond Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the LB Bond Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the LB Bond Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the LB Bond Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the LB Bond Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the LB Bond Portfolio may not receive the net amount of payments that the LB Bond Portfolio contractually is entitled to receive.

The S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios' futures transactions must constitute permissible transactions pursuanT to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, these Master Portfolios may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of these Master Portfolios' assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), related Master Portfolios may be required to designate cash or liquid securities in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

FUTURE DEVELOPMENTS. The S&P 500, LB Bond and EAFE -Registered Trademark-Portfolios may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the respective Master Portfolio's investment objective and legally permissible for that Master Portfolio. Before entering into such transactions or making any such investment, the Index Funds will provide appropriate disclosure in their prospectus.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolios will generally purchase securities with the intention of acquiring them, the Master Portfolios may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Master Portfolio's investment advisor.

When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolios to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. None of the Master Portfolios currently intend to invest more than 5% of its assets in when-issued securities during the coming year. Each of the Master Portfolios will designate cash or liquid securities in an amount at least equal in value to that Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, that Master Portfolio will designate additional liquid assets on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. Because the Money Market Portfolio will designate cash and other liquid securities as described above, the liquidity of the Money Market Portfolio's investment Master Portfolio may decrease as the proportion of securities in the Money Market Portfolio's Master Portfolio purchased on a when-issued or forward commitment basis increases.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Money Market Portfolio's net asset value starting on the day the Money Market Portfolio agrees to purchase the securities. When the Money Market Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are not reflected in the Money Market Portfolio's net asset value as long as the commitment remains in effect.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Although the Money Market Portfolio will primarily invest in money market instruments, the other Master Portfolios may also invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Master Portfolios may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), banker's acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Master Portfolio's investment advisor;
(iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and
(vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and that, in the opinion of the Master Portfolio's investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolios.

BANK OBLIGATIONS. The Master Portfolios may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolios will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Money Market Portfolio may invest up to 25% of its assets in foreign obligations.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by an U.S. Government agency or instrumentality.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. In addition to the Money Market Portfolio which will generally invest in these types of instruments, the S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolios monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolios also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolios will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Master Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolios will consider such an event in determining whether a Master Portfolio should continue to hold the obligation. To the extent a Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

REPURCHASE AGREEMENTS. All of the Master Portfolios may enter into a repurchase agreement wherein the seller of a security to a Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. Each of the Master Portfolios may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the respective Master Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Master Portfolios may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Master Portfolio's custodian has custody of, and holds in segregated accounts, securities acquired as collateral by each of the Master Portfolios under a repurchase agreement. Repurchase agreements are considered loans by the Master Portfolios. All repurchase transactions must be 100% collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Master Portfolios limit investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolios' advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

FLOATING- AND VARIABLE- RATE OBLIGATIONS. All of the Master Portfolios may purchase floating-rate and variable-rate obligations as described in the Prospectus. The Master Portfolios may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The Master Portfolios may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower.

Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of day's notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known leading rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolios may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which that Master Portfolio may invest. BGFA, on behalf of the Master Portfolios, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolios' Portfolio. None of the Master Portfolios will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

LOANS OF MASTER PORTFOLIO SECURITIES. The S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on their portfolios. The value of the loaned securities may not exceed one-third of the respective Master Portfolio's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. None of these Master Portfolios will enter into any Master Portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The S&P 500, LB Bond and EAFE-Registered Trademark- Portfolios may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

The Money Market Portfolio may lend its securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit which is marked to market daily to ensure that each loan is fully collateralized; (2) the Money Market Portfolio may at any time recall the loan and obtain the return of the securities loaned within five business days;
(3) the Money Market Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Money Market Portfolio. The Money Market Portfolio may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. The Money Market Portfolio does not currently intend to lend its portfolio securities.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Master Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

INVESTMENT COMPANY SECURITIES. The S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Master Portfolio invests. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of that Master Portfolio's net assets with respect to any one investment company and (iii) 10% of that Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. These Master Portfolios may also purchase shares of exchange-listed closed-end funds.

ILLIQUID SECURITIES. To the extent that such investments are consistent with its respective investment objective, the S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may invest up to 15% of the value of their respective net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which that portfolio cannot exercise a demand feature on not more than seven day's notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES. The EAFE -Registered Trademark- Portfolio emphasizes the stocks of foreign issuers and the stocks of some foreign issuers may be included in the S&P 500 Index. As a result, the S&P 500 Portfolio's portfolio may contain and the EAFE -Registered Trademark- Portfolio will contain securities of foreign issuers, as well as American Depositary Receipts and similar instruments, which may subject the related Master Portfolio to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. These risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. Stock Exchange, that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS AND CORPORATIONS. The S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may invesT in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by their investment advisor to be of comparable quality to the other obligations in which these Master Portfolios may invest. To the extent that such investments are consistent with its investment objective, each of the S&P 500, LB Bond and EAFE -Registered Trademark- Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of these Master Portfolios' assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each of the S&P 500, LB Bond and EAFE-Registered Trademark- Portfolios may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. GOVERNMENT OBLIGATIONS. The Master Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolios may purchase instruments that are not rated if, in the opinion of their investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolios. The Money Market Portfolio may purchase such instruments if they are purchased in accordance with the Money Market Portfolio's procedures in accordance with Rule 2a-7 of the 1940 Act. After purchase by a Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that when a security ceases to be rated, the Board of Trustees for that Master Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of such security would not be in that Master Portfolio's best interests. In no event will such securities exceed 5% of any Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Master Portfolios are not required to sell downgraded securities, the Master Portfolios could hold up to 5% of each of their net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of a Master Portfolio to achieve its investment objective may, to the extent such Master Portfolio holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if that Master Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, a Master Portfolio may incur additional expenses to seek recovery.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following are the Funds' fundamental investment restrictions which, along with the Funds' investment objectives, cannot be changed without shareholder approval which would require a vote of a majority of the outstanding shares of the applicable Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund's assets (I.E., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, none of the Funds may:

1. with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer and the Fund would hold more than 10% of the outstanding voting securities of that issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

2. issue senior securities, as defined in the 1940 Act, except that this restriction will not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions;

3. borrow money, except to the extent permitted under the 1940 Act, provided that (i) the U.S.A. Bond Fund may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); and (ii) the Premier S&P 500 Fund and the International Fund may borrow up to 20% of the current value of its respective net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of such net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

4. act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the disposition of portfolio securities;

5. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, provided, however, that (i) this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto), or, for the Money Market Reserve Fund, obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations; and provided further that (ii) the Premier S&P 500 Fund, U.S.A. Bond Fund and the International Fund will concentrate in obligations to the same degree that their respective Master Portfolios concentrate in those obligations during the same period;

6. purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

7. invest in commodities. This restriction does not prohibit the Premier S&P 500, U.S.A. Bond or International Funds, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

8. lend any funds or other assets, except that the Funds may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Funds ((c) is not permitted for the Money Market Reserve Fund).

9. Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions and then not in excess of one-third of the value of the total assets of the related Fund (including the proceeds of such borrowings, at the lower of cost or market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets. Transactions that are fully collateralized in a manner that does not involved the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act will not be regarded as borrowings for the purposes of this restriction; or

10. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts or other hedging transactions.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following are the Funds' non-fundamental operating restrictions, which may be changed by the Funds' Board of Trustees without shareholder approval.

1. The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Fund's net assets with respect to any one investment company; and (iii) 10% of such Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Fund.

2. Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
     (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

MASTER PORTFOLIO POLICIES

THE S&P 500, LB BOND AND EAFE -Registered Trademark- PORTFOLIOS: FUNDAMENTAL INVESTMENT RESTRICTIONS

The Master Portfolios are subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of these Master Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

None of the S&P 500, LB Bond or EAFE -Registered Trademark- Portfolios may:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of each Master Portfolio's total assets;

3. invest in commodities, except that each Master Portfolio may purchase and sell (I.E., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

5. borrow money, except to the extent permitted under the 1940 Act, provided that the LB Bond Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists), and except that the S&P 500 and EAFE-Registered Trademark-Portfolios may borrow up to 20% of the current value of its respective net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Master Portfolio;

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each of the S&P 500, LB Bond and EAFE-Registered Trademark- Portfolios may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of Master Portfolio securities will be made according to guidelines established by the SEC and the Master Portfolios' Board of Trustees;

7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities;

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries, except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) in the case of the S&P 500 Master Portfolio, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period; (iii) in the case of the LB Bond Portfolio, any industry in which the LB Bond Index becomes concentrated to the same degree during the same period; and (iv) in the case of the EAFE-Registered Trademark- Portfolio, any industry in which the EAFE-Registered Trademark-Index becomes concentrated to the same degree during the same period;

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in such Master Portfolio's Fundamental Investment Restrictions Nos. 3 and 5 may be deemed to give rise to a senior security; or

10. purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

S&P 500 LB BOND AND EAFE-Registered Trademark- PORTFOLIOS: NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The S&P 500, LB Bond and EAFE-Registered Trademark- Portfolios are subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of these Master Portfolios without the approval of the holders of such Master Portfolio's outstanding securities.

1. The Master Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company; (ii) 5% of such Master Portfolio's net assets with respect to any one investment company; and (iii) 10% of such Master Portfolio's net assets in the aggregate. Other investment companies in which the

     Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Master Portfolio.

2. Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Each Master Portfolio may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of a Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

MONEY MARKET PORTFOLIO:  FUNDAMENTAL INVESTMENT RESTRICTIONS

The Money Market Portfolio may not:

1. purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Money Market Portfolio's investments in that industry would be 25% or more of the current value of the Money Market Portfolio's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations;

2. purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

3. purchase commodities or commodity contracts (including futures contracts), except that the Money Market Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

4. purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

5. purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

6. underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Money Market Portfolio's investment program may be deemed to be an underwriting;

7.   make investments for the purpose of exercising control or management;

8. borrow money or issue senior securities as defined in the 1940 Act, except that the Money Market Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings in excess of 5% of its net assets exists);

9. write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Money Market Portfolio may purchase securities with put rights in order to maintain liquidity;

10. purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Money Market Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Money Market Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer; or

11. make loans, except that the Money Market Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

MONEY MARKET PORTFOLIO: NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Money Market Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

12. The Money Market Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Money Market Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Money Market Portfolio's net assets with respect to any one investment company; and (iii) 10% of the Money Market Portfolio's net assets in the aggregate. Other investment companies in which the Money Market Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Money Market Portfolio.

13. The Money Market Portfolio may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

14. The Money Market Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Money Market Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Money Market Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

TRUSTEES AND OFFICERS

The Trust's Board of Trustees has the responsibility for the overall management of the Funds, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Funds. The Board of Trustees elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Funds, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

-----------------------------------------------------------------------------------------------------------
Name, Address, and Age                Position(s) Held with the   Principal Occupation(s) During the Past
                                      Fund                        5 Years
-----------------------------------------------------------------------------------------------------------
Nicole E. Faucher                     Trustee                     President, Nicole E Faucher &
                                                                  Associates (Internet company)
                                                                  (1998-present); formerly, President,
                                                                  R.V. Kohn's & Associates (investment
                                                                  consulting) (1996-98); Managing
                                                                  Director, Western Region, SEI Capital
                                                                  Resources (investment consulting)
                                                                  (1993-96)

Kevin T. Hamilton                     Trustee                     Principal and Portfolio Manager,
                                                                  Messner & Smith Investment Management
                                                                  Limited (1998-present); formerly,
                                                                  Executive Vice President, Montgomery
                                                                  Asset Management, LLC (1991-98).


                                       20

Elon R. Musk*                         Trustee,                    Director, President, and Treasurer,
                                      Chairman of the Board of    X.com Asset Management, Inc.
                                      Trustees                    (1999-present); Chairman and Chief
                                                                  Executive Officer, X.com
                                                                  (1999-present); Executive Vice
                                                                  President and Principal Founder, Zip2
                                                                  Corp. (1995-99); Teaching Assistant,
                                                                  Business Education, Wharton School of
                                                                  Business, University of Pennsylvania
                                                                  (1994-95)

Gregory N. River                      Trustee                     Founder, Owner, and President, Paladin
                                                                  Consulting Company (1996-present);
                                                                  Consultant (investment services),
                                                                  Self-Employed (1994-96).

John T. Story*                        Trustee; President          Executive Vice President, X.com,
                                                                  (1999-present); President, John T.
                                                                  Story & Associates (mutual fund
                                                                  consulting) (1998-99); Executive Vice
                                                                  President, Montgomery Asset Management
                                                                  (1994-1998).

*Each of Mr. Musk and Mr. Story is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Fund.

The Trust pays each non-affiliated Trustee a quarterly fee of $500 per Board meeting for the Funds. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

ESTIMATED COMPENSATION TABLE

-------------------------------------------------------------------------------------
                                    Aggregate              Total Compensation From
                                  Compensation         Funds and Trust Expected to be
Name of Person, Position         from the Funds              Paid to Trustees (1)
-------------------------------------------------------------------------------------
Nicole E. Faucher                    $2,000                       $2,000
Kevin T. Hamilton                    $2,000                       $2,000
Gregory N. River                     $2,000                       $2,000

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds' expenses.

------------
(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A shareholder that owns 25% or more of any Funds' voting securities is in control of that Fund on matters submitted to a vote of shareholders. Upon commencement of operations and shortly after, X.com Asset Management, Inc., the Funds' investment adviser, owned 100% of the Funds' outstanding shares. There are no other shareholders holding 25% or more.

INVESTMENT MANAGEMENT

INVESTMENT ADVISERS. Under an Investment Advisory Agreement (the "Investment Advisory Agreement") with the Trust, X.com Asset Management, Inc. ("Investment Adviser") provides investment advisory services to the Funds. The Investment Adviser is a wholly owned subsidiary of X.com Corporation, a Delaware corporation.

Subject to general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of each of the Funds, the Investment Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of each of the Master Portfolios. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. The Investment Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Funds to operate. The Investment Adviser has only limited experience managing mutual funds, beginning in November 1999. For its services, the Premier S&P 500 Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.23% of its average daily net assets; the U.S.A. Bond Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.32% of its average daily net assets; the Money Market Reserve Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.50% of its average daily net assets. ; and the International Fund pays the Investment Adviser an investment advisory fee at an annual rate equal to 0.35% of its average daily net assets.

In addition, the Investment Adviser has entered into an expense limitation and reimbursement agreement with the Trust, under which the Investment Adviser will waive all investment advisory fees payable to it by the Premier S&P 500 Fund, 0.21% of the investment advisory fees payable to it by the U.S.A. Bond Fund, 0.10% of the investment advisory fees payable to it by the Money Market Reserve Fund and all investment advisory fees payable to it by the International Fund over 0.60%.

THE MASTER PORTFOLIO'S INVESTMENT ADVISER. The Master Portfolio's investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of December 31, 1999, BGFA and its affiliates provided investment advisory services for over $____ billion of assets. Barclays Bank PLC has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Master Portfolios, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolios. BGFA receives fees from the S&P 500 Portfolio, the LB Bond Portfolio; the Money Market Portfolio and the EAFE-Registered Trademark- Portfolio at an annual rate equal to 0.05%, 0.08%, 0.10%, and 0.25%, respectively, of the Master Portfolio's average daily net assets. This advisory fee is an expense of each Master Portfolio borne proportionately by its interestholders, including each of the respective Funds.

The Investment Adviser has entered into an expense limitation and reimbursement agreement with the Trust, under which the Investment Adviser will reimburse the Premier S&P 500 Fund for all fees incurred at the Master Portfolio level.

The Advisory Contract for the Master Portfolios provides that if, in any fiscal year, the total expenses of the S&P 500 or LB Bond Portfolio (excluding taxes, interest, brokerage commissions and extraordinary expenses but including the fees provided for in the Advisory Contract) exceed the most restrictive expense limitation applicable to the applicable Master Portfolio imposed by the securities laws or regulations of the states having jurisdiction over that Master Portfolio, BGFA shall waive its fees under the Advisory Contract for the fiscal year to the extent of the excess or reimburse the excess of such Master Portfolio, but only to the extent of its fees.

BGFA has agreed to provide to each Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Master Portfolio's investment portfolio.

The Advisory Contract will continue in effect for each Master Portfolio provided the continuance is approved annually (i) by the holders of a majority of the applicable Master Portfolio's outstanding voting securities or by the applicable Master Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the applicable Master Portfolio who are not parties to the Advisory Contract or affiliated with any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by a Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by a portfolio or the price paid or received by a Master Portfolio.

SERVICE PROVIDERS

ADMINISTRATOR OF THE FUND. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Funds' administrator. As the Funds' administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Fund. The Investment Adviser pays IBT for all administrative services provided to the Funds.

ADMINISTRATOR OF THE MASTER PORTFOLIOS. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolios. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolios, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Master Portfolios, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolio's officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolios together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Master Portfolio's Trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the advisory contract, Stephens and BGI bear substantially all costs of the Master Portfolios and the Master Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the non-affiliated Trustees of the Master Portfolios deem to be an extraordinary expense.

CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT. IBT also serves as custodian of the assets of the Funds and the Master Portfolios. As a result, IBT has custody of all securities and cash of the Funds and the Master Portfolios, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Funds and the Master Portfolios. The custodian has no responsibility for any of the investment policies or decisions of the Funds and the Master Portfolios. IBT also acts as the Funds' Accounting Services Agent. The Investment Adviser pays IBT for all custodial services provided to the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. X.com Asset Management, Inc., 394 University Avenue, Palo Alto, California 94301, acts as transfer agent and dividend disbursing agent for the Funds.

FUND SHAREHOLDER SERVICING AGENT. Under a Shareholder Servicing Agreement, the Bank acts as shareholder servicing agent for the Fund. As shareholder servicing agent, the Bank provides personal services to the Funds' shareholders and maintains the Funds' shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Funds' shares may be effected, and certain other matters pertaining to the Funds; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses;
(iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; (iv) transmitting shareholder's purchase and redemption orders to the Funds' transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Funds' shares; (viii) provide certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

INDEPENDENT AUDITORS. KPMG LLP, 99 High Street, Boston, Massachusetts, 02110, acts as independent auditors for the Fund.

LEGAL COUNSEL. Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104, acts as legal counsel for the Trust and the Funds.

MASTER PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

The Master Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolios' Board of Trustees, BGFA as investment adviser to the Master Portfolios (the "Master Adviser"), is responsible for the Master Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While the Master Adviser generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolios may be combined with those of other accounts that the Master Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Master Adviser determines that a particular security should be bought or sold for a Master Portfolio and other accounts managed by the Master Adviser, the Master Adviser undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Master Portfolios such as Stephens, the Master Adviser and their affiliates are prohibited from dealing with the Master Portfolios as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by a Master Portfolio, purchases and sales of securities usually will be principal transactions. Master Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of the Master Adviser. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Master Portfolios, the Master Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Master Adviser seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Master Adviser generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, the Master Adviser seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, the Master Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolio's Board of Trustees.

Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. The Master Adviser considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by the Master Adviser based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Funds are diversified series of X.com Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on June 7, 1999. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Funds represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

SHAREHOLDER INFORMATION

Shares are sold through the Bank and are distributed by the Funds.

PRICING OF FUND SHARES. The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

As noted in the Prospectus, the net asset value of the Premier S&P 500, U.S.A. Bond and International Funds will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays also include: Columbus Day and Veterans' Day. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to materially affect per-share net asset value. The Funds will use the net asset value reported by the related Master Portfolio for its shares in calculating the related Fund's net asset values.

Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Investment Adviser and the Trust's Board of Trustees or Pricing Committee pursuant to procedures approved by or under the direction of the Board.

The Funds' equity securities, including ADRs, EDRs and GDRs, that are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Investment Adviser to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Funds calculates their net asset value may occur between the times when such securities are valued and the close of the NYSE and will not be reflected in the computation of the Funds' net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by a Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Investment Adviser and the Trust's Board or Pricing Committee determine their fair value, following procedures approved by the Board. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the related Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by such Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The Money Market Reserve Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices.

Rule 2a-7 provides that in order to value its Master Portfolio using the amortized cost method, the Money Market Reserve Fund must maintain a dollar-weighted average Master Portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Reserve Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Reserve Fund's Master Portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Reserve Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Trust employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Trust and the Funds may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUNDS. Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As regulated investment companies, the Funds generally are not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Funds intend to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING. The Funds generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the related Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the related Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by such Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

MASTER PORTFOLIO ORGANIZATION

The Master Portfolios are series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in the Master Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the Funds. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever one of the Funds is requested to vote on a matter with respect to the Master Portfolio in which it invests, that Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where a Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the applicable Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets into the corresponding Master Portfolio of MIP. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

A Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Upon any such withdrawal, the Trust's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. A Fund also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

PERFORMANCE INFORMATION

The Premier S&P 500, U.S.A. Bond and International Funds may advertise a variety of types of performance information as more fully described below. All of the Funds' performance is historical and past performance does not guarantee the future performance of the Funds. From time to time, the Investment Adviser may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Funds. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Funds' performance.

AVERAGE ANNUAL TOTAL RETURN. The Premier S&P 500, U.S.A. Bond and International Funds' average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for these Funds for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $10,000

T = average annual total return

N = number of years

ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

TOTAL RETURN. Calculation of each of the Premier S&P 500, U.S.A. Bond and International Funds' total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in these Funds' shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by these Funds have been reinvested at net asset value of the Funds on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

DISTRIBUTION RATE. The distribution rate for each of the Premier S&P 500, U.S.A. Bond and International Funds will be computed according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the applicable Fund over a twelve month period by that Fund's net asset value on the last day of the period. The distribution rate differs from these Funds' yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, these Funds' distribution rate may be substantially different than its yield. Both the Funds' yield and distribution rates will fluctuate.

YIELD. The yield for the Funds, including the Money Market Reserve Fund, fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is generally a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the particular Fund. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           -----
            cd

where:

         a = dividends and interest earned during the period;

         b = expenses accrued for the period (net of reimbursements);

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

         d = the maximum offering price per share on the last day of the period.

The net investment income of the Index Funds include actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Index Funds' net investment income.

Current yield for the Money Market Reserve Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield for the Money Market Reserve Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the same to a power equal to 365 divided by seven, and subtracting one from the result.

PERFORMANCE COMPARISONS:

CERTIFICATES OF DEPOSIT. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. A Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about the Funds, especially those with similar objectives. Sources for fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Funds may compare their performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The historical S&P 500 data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare a fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  S(xi - xm)2
                                                    -------
                                                      n-1

Where:     S = "the sum of",

          xi = each individual return during the time period,

          xm = the average return over the time period, and

           n = the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Funds may be used in advertisements and sales materials. Such factors that may impact the Funds include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

MASTER FUND PERFORMANCE. The Funds intend to disclose historical performance of the Master Portfolios, including the average annual and cumulative returns restated to reflect the expense ratio of the Funds. This information will be included by amendment. Although the investments of the Master Portfolios will be reflected in the Funds, the Funds are distinct mutual funds and have different fees, expenses and returns than the Master Portfolios. Historical performance of substantially similar mutual funds is not indicative of future performance of the Funds. Portfolio performance will be supplied by the Master Portfolio.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

     -    liquidity ratios are adequate to meet cash requirements;

     -    long-term senior debt is rated "A" or better;

     - the issuer has access to at least two additional channels of borrowing;

     - basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

     - typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

     -    the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

     -    evaluation of the management of the issuer;

     - economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     - evaluation of the issuer's products in relation to competition and customer acceptance;

     -    liquidity;

     -    amount and quality of long-term debt;

     -    trend of earnings over a period of ten years;

     - financial strength of parent company and the relationships which exist with the issuer; and

     - recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

     - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     - Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     - Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

     - The rating C1 is reserved for income bonds on which no interest is being paid.

     - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

     - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     - Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                         X.COM PREMIER MONEY MARKET FUND
                           X.COM SMALL CAP INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                         X.COM PREMIER MONEY MARKET FUND
                           X.COM SMALL CAP INDEX FUND

                                  MAY __, 2000

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the X.com Premier Money Market Fund (the "Money Market Fund") and the X.com Small Cap Index Fund (the "Small Cap Index Fund" and, together with the Money Market Fund, the "Funds"), dated May __, 2000 (as amended from time to time).

To obtain a copy of the Funds' Prospectus and the Funds' most recent shareholders' report (when issued) free of charge, please access our Website online (WWW.X.COM) via e-mail. The Funds are for on-line investors that are customers of First Western National Bank (the "Bank"), which X.com Corporation ("X.com") has agreed to acquire subject to regulatory and shareholder approval and with which X.com has contracted to provide various financial services for its customers. Only investors who are customers of the Bank and who consent to receive all information about the Funds electronically may invest in the Funds.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
HISTORY OF THE FUNDS...........................................................1

THE FUNDS......................................................................1

INVESTMENT STRATEGIES AND RISKS................................................1

FUND POLICIES.................................................................11

MASTER PORTFOLIO POLICIES.....................................................13

TRUSTEES AND OFFICERS.........................................................16

INVESTMENT MANAGEMENT.........................................................18

SERVICE PROVIDERS.............................................................19

MASTER PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION.........................21

ORGANIZATION, DIVIDEND AND VOTING RIGHTS......................................22

SHAREHOLDER INFORMATION.......................................................23

TAXATION......................................................................27

MASTER PORTFOLIO ORGANIZATION.................................................30

PERFORMANCE INFORMATION.......................................................32

FINANCIAL STATEMENTS..........................................................36

APPENDIX......................................................................37

HISTORY OF THE FUNDS

Each Fund is a diversified series of X.com Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on June 7, 1999.

THE FUNDS

Each Fund is classified as a diversified open-end, management investment company.

THE MASTER PORTFOLIOS. Master Investment Portfolio ("MIP") is an open-end management investment company organized as a Delaware business trust. The policy of the each Fund to invest all of its assets in the Master Portfolio is a fundamental policy of each Fund and a shareholder vote is required for a Fund to withdraw its investment from the related Master Portfolio.

The investment objective of each Fund is fundamental and, therefore, may not be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of that Fund's outstanding voting interests.

INVESTMENT STRATEGIES AND RISKS

Because each Fund invests all of its assets in the related Master Portfolio, the investment characteristics and investment risks of each Fund correspond to those of the related Master Portfolio. The following supplements the discussion in the Prospectus of the principal investment strategies, policies and risks that pertain to the Master Portfolios and, accordingly, to the related Fund. In addition to discussing the principal risks of investing in the Master Portfolios and the Funds, this section also describes the non-principal risks of such investments. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Russell 2000 -Registered Trademark- Portfolio may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Russell 2000 -Registered Trademark- Portfolio.

Although the Russell 2000 -Registered Trademark- Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting these Portfolios to substantial losses. If it is not possible, or if the Russell 2000 -Registered Trademark- Portfolio determines not to close a futures position in anticipation of adverse price movements, the Russell 2000 -Registered Trademark- Portfolio will be required to make daily cash payments on variation margin.

The Russell 2000 -Registered Trademark- Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Russell 2000 -Registered Trademark- Portfolio intends to purchase anD sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Russell 2000 -Registered Trademark- Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Russell 2000 -Registered Trademark- Portfolio's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Russell 2000 -Registered Trademark- Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the assets of the Russell 2000 -Registered Trademark- Portfolio, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Russell 2000 -Registered Trademark- Portfolio may be required to designate cash or liquid securities in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

FUTURE DEVELOPMENTS. The Russell 2000 -Registered Trademark- Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Russell 2000 -Registered Trademark-Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the respective Portfolio's investment objective and legally permissible for the Russell 2000 -Registered Trademark- Portfolio. Before entering into such transactions or making any such investment, the Small Cap Index Fund will provide appropriate disclosure in their prospectus.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolios will generally purchase securities with the intention of acquiring them, a Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the Master Portfolio's investment advisor.

When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period before the securities are paid for and delivered on the settlement date. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Securities purchased on a when-issued or forward commitment basis may expose the Master Portfolios to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Neither Master Portfolio currently intends to invest more than 5% of its assets in when-issued securities during the coming year. A Master Portfolio will designate cash or liquid securities in an amount at least equal in value to that Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will designate additional liquid assets on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. Because the Master Portfolio will designate cash and other liquid securities as described above, the liquidity of the Master Portfolio's investment portfolio may decrease as the proportion of securities in the Master Portfolio's portfolio purchased on a when-issued or forward commitment basis increases.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Master Portfolio's net asset value starting on the day the

Master Portfolio agrees to purchase the securities. When a Master Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are not reflected in the Master Portfolio's net asset value as long as the commitment remains in effect.

SHORT-TERM INSTRUMENTS. The Money Market Portfolio will primarily invest in money market instruments. The instruments in which the Money Market Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), banker's acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Portfolio's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and that, in the opinion of the Money Market Portfolio's investment advisor, are of comparable quality to obligations of U.S. banks which may be purchased by the Money Market Portfolio.

BANK OBLIGATIONS. The Master Portfolios may invest in bank obligations, including certificates of deposit, time deposits, banker's acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits, which may be held by the Master Portfolios, will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Banker's acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by an U.S. Government agency or instrumentality. The Money Market Portfolio may invest up to 25% of its assets in foreign obligations.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Master Portfolios may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolios monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolios also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolios will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Master Portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolios will consider such an event in determining whether the related Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

REPURCHASE AGREEMENTS. The Master Portfolios may enter into repurchase agreements wherein the seller of a security to a Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolios may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the related Master Portfolio, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Master Portfolios may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Master Portfolios' custodian has custody of, and holds in segregated accounts, securities acquired as collateral by each Master Portfolio under repurchase agreements. Repurchase agreements are considered loans by the Master Portfolios. All repurchase transactions must be 100% collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Master Portfolios limit investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolios' advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Master Portfolios may purchase floating-rate and variable-rate obligations as described in the Prospectus. The Master Portfolios may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. The Master Portfolios may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit the Master Portfolios to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the related Master Portfolio, as lender, and the borrower.

Floating- and variable-rate instruments are subject to interest-rate risk and credit risk. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of day's notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known leading rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the related Master Portfolio may invest. BGFA, on behalf of the related Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. Neither Master Portfolio will invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

LOANS OF PORTFOLIO SECURITIES. The Master Portfolios may lend their securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of cash, U.S. Government securities or an irrevocable letter of credit which is marked to market daily to ensure that each loan is fully collateralized; (2) the Master Portfolio may at any time recall the loan and obtain the return of the securities loaned within five business days; (3) the Master Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Master Portfolio. The Master Portfolios may earn income in connection with securities loans either through the reinvestment of the cash collateral or the payment of fees by the borrower. Neither Master Portfolio currently intends to lend its portfolio securities.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolios' investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. Neither Master Portfolio will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

INVESTMENT COMPANY SECURITIES. The Russell 2000 -Registered Trademark- Portfolio may invest in securities issued by other open-end management investment companies that principally invest in securities of the type in which the Russell 2000 -Registered Trademark- Portfolio invests. Under the 1940 Act, the Russell 2000 -Registered Trademark- Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Russell 2000 -Registered Trademark- Portfolio's net assets with respect to any one investment company and
(iii) 10% of the Russell 2000 -Registered Trademark- Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Russell 2000 -Registered Trademark- Portfolio may also purchase shares of exchange-listed closed-end funds.

ILLIQUID SECURITIES. To the extent that such investments are consistent with its investment objective, the Russell 2000 -Registered Trademark- Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Russell 2000 -Registered Trademark- Portfolio cannot exercise a demand feature on not more than seven day's notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES. The stocks of some foreign issuers may be included in the Russell 2000 -Registered Trademark- Portfolio, as well as American Depositary Receipts and similar instruments, which may subject the Russell 2000 -Registered Trademark- Portfolio to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund that invests only in securities of domestic issuers. These risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. Stock Exchange, that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

OBLIGATIONS OF FOREIGN GOVERNMENTS, BANKS AND CORPORATIONS. The Russell 2000 -Registered Trademark- Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by their investment advisor to be of comparable quality to the other obligations in which the Russell 2000 -Registered Trademark- Portfolio may invest. To the extent that such investments are consistent with its investment objective, the Russell 2000 -Registered Trademark- Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the

International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Russell 2000 -Registered Trademark- Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Russell 2000 -Registered Trademark- Portfolio may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

U.S. GOVERNMENT OBLIGATIONS. The Master Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligation of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Money Market Portfolio may purchase instruments that are not rated if they are purchased in accordance with the Money Market Portfolio's procedures in accordance with Rule 2a-7 of the 1940 Act. The Russell 2000 -Registered Trademark- Portfolio may purchase instruments that are not rated if, in the opinion of its investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Russell 2000 -Registered Trademark- Portfolio. After purchase by a Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the

Master Portfolio. Neither event will require a sale of such security by the master Portfolio provided that when a security ceases to be rated, the Board of Trustees for the related Master Portfolio determines that such security presents minimal credit risks and provided further that, when a security is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of such security would not be in the best interests of the related Master Portfolio. In no event will such securities exceed 5% of a Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolios will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Master Portfolios are not required to sell downgraded securities, a Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolios' ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolios to achieve their investment objectives may, to the extent the Master Portfolios hold low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolios held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolios may incur additional expenses to seek recovery.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following are the Funds' fundamental investment restrictions which, along with the Funds' investment objectives, cannot be changed without shareholder approval which would require a vote of a majority of the outstanding shares of the related Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, neither Fund may::

     1. with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer and the Fund would hold more than 10% of the outstanding voting securities of that issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

     2. issue senior securities, as defined in the 1940 Act, except that this restriction will not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions;

     3.   borrow money, except to the extent permitted under the 1940 Act;

     4. act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in connection with the disposition of portfolio securities;

     5. purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, provided, however, that (i) this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto), or obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations, and (ii) the Small Cap Index Fund will concentrate in obligations to the same degree that the Russell 2000 -Registered Trademark- Index concentrate in those obligations during the same period;

     6. purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

     7. invest in commodities. This restriction shall not prohibit the Small Cap Index Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

     8. lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and (c) in the case of the Small Cap Index Fund, lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Small Cap Index Fund;

     9. borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions and then not in excess of one-third of the value of the total assets of the Fund (including the proceeds of such borrowings, at the lower of cost or market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets. Transactions that are fully collateralized in a manner that does not involved the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the 1940 Act will not be regarded as borrowings for the purposes of this restriction; or

     10. mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts or other hedging transactions.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The following are the Funds' non-fundamental operating restrictions, which may be changed by the Funds' Board of Trustees without shareholder approval.

     1. The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Funds' investment in such securities currently is limited, subject to certain exceptions, to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Fund's net assets with respect to any one investment company; and (c) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees that would be in additions to those charged by the Funds.

     2. Neither Fund may invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties an that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     3. Each Fund may lend securities from its portfolio to brokers, dealers, financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. Neither Fund will enter into any portfolio security lending arrangement having a duration of longer than one year.

MASTER PORTFOLIO POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Master Portfolios are subject to the following fundamental investment restrictions which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the related Master Portfolio's outstanding voting securities. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Neither Master Portfolio may:

     1. purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would be 25% or more of the current value of the Master Portfolio's total assets, provided that there is no limitation with respect to investments in (a) obligations of the U.S. Government, its agencies or instrumentalities; (b) obligations of domestic banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations and (c) with respect to the Russell 2000 -Registered Trademark-Portfolio, any industry in which the Russell 2000 -Registered Trademark- Index becomes concentrated to the same degree during the same period;

     2. purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     3. purchase commodities or commodity contracts (including futures contracts), except that a Master Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

     4. purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

     5. purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

     6. underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting;

     7.   make investments for the purpose of exercising control or management;

     8. borrow money or issue senior securities as defined in the 1940 Act, except that a Master Portfolio may borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowings in excess of 5% of its net assets exists);

     9. with respect to the Money Market Portfolio, write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Money Market Portfolio may purchase securities with put rights in order to maintain liquidity;

     10. purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer; or

     11. make loans, except that a Master Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.

The Master Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

     1. The Master Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolios' investment in such securities currently is limited, subject to certain exceptions, to (a) 3% of the total voting stock of any one investment company, (b) 5% of a Master Portfolio's net assets with respect to any one investment company; and (c) 10% of a Master Portfolio's net assets in the aggregate. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

     2. Neither Master Portfolio may invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     3. Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the related Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. Neither Master Portfolio will enter into any portfolio security lending arrangement having a duration of longer than one year.

TRUSTEES AND OFFICERS

The Trust's Board of Trustees has the responsibility for the overall management of the Funds, including general supervision and review of their investment activities and the conformity with Delaware law and the stated policies of the Funds. The Board of Trustees elects the officers of the Trust who are responsible for administering the Funds' day-to-day operations. Trustees and officers of the Funds are listed below, together with information as to their principal business occupations during the last five years, and other information. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

----------------------------------------------------------------------------------------------------------------
Name, Address, and             Position(s) Held with the          Principal Occupation(s) During the Past
Age                            Trust                              5 Years
----------------------------------------------------------------------------------------------------------------
Nicole E. Faucher              Trustee                            President, Nicole E Faucher & Associates
                                                                  (Internet company) (1998-present); formerly,
                                                                  President, R.V. Kohn's & Associates
                                                                  (investment consulting) (1996-98); Managing
                                                                  Director, Western Region, SEI Capital
                                                                  Resources (investment consulting) (1993-96)

Kevin T. Hamilton              Trustee                            Principal and Portfolio Manager, Messner &
                                                                  Smith Investment Management Limited
                                                                  (1998-present); formerly, Executive Vice
                                                                  President, Montgomery Asset Management, LLC
                                                                  (1991-98).

Elon R. Musk*                  Trustee,                           Director, President, and Treasurer, X.com
                                                                  Asset Management, Inc. (1999-present);
                                                                  Chairman and Chief Executive Officer, X.com
                               Chairman of the Board of           (1999-present); Executive Vice President and
                               Trustees                           Principal Founder, Zip2 Corp. (1995-99);
                                                                  Teaching Assistant, Business Education,
                                                                  Wharton School of Business, University of
                                                                  Pennsylvania (1994-95)


                                       16

Gregory N. River               Trustee                            Founder, Owner, and President, Paladin
                                                                  Consulting Company (1996-present);
                                                                  Consultant (investment services),
                                                                  Self-Employed (1994-96).

John T. Story*                 Trustee; President                 Executive Vice President, X.com,
                                                                  (1999-present); President, John T. Story &
                                                                  Associates (mutual fund consulting)
                                                                  (1998-99); Executive Vice President,
                                                                  Montgomery Asset Management (1994-1998).


*Each of Mr. Musk and Mr. Story is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Funds.

The Trust pays each non-affiliated Trustee a quarterly fee of $500 per Board meeting for the Funds. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

ESTIMATED COMPENSATION TABLE
-----------------------------------------------------------------------------------------------------------
                                            Aggregate                  Total Compensation From Funds
                                        Compensation from             and Trust Expected to be Paid to
Name of Person, Position                    the Funds                            Trustees(1)
-----------------------------------------------------------------------------------------------------------
Nicole E. Faucher                             $2,000                              $2,000

Kevin T. Hamilton                             $2,000                              $2,000

Gregory N. River                              $2,000                              $2,000

No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of the Funds' expenses.

------------
(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A shareholder that owns 25% or more of a Fund's voting securities is in control of that Fund on matters submitted to a vote of shareholders. Upon commencement of operations and shortly after, X.com Asset Management, Inc., the Funds' investment adviser, will own 100% of the Funds' outstanding shares. There are no other shareholders holding 25% or more.

INVESTMENT MANAGEMENT

INVESTMENT ADVISERS. Under an Investment Advisory Agreement (the "Investment Advisory Agreement") with the Trust, X.com Asset Management, Inc. (the "Investment Adviser") provides investment advisory services to the Funds. The Investment Adviser is a wholly owned subsidiary of X.com Corporation, a Delaware corporation.

Subject to general supervision of the Trust's Board of Trustees and in accordance with the investment objective, policies and restrictions of the Funds, the Investment Adviser provides the Funds with ongoing investment guidance, policy direction and monitoring of the Master Portfolios. The Investment Adviser may in the future manage cash and money market instruments for cash flow purposes. The Investment Adviser also provides or arranges for administration, transfer agency, custody and all other services necessary for the Funds to operate. The Investment Adviser has only limited experience managing mutual funds beginning in November 1999.

The Money Market Fund pays the Investment Adviser an annual investment advisory fee of 0.50% and the Small Cap Index Fund pays the Investment Adviser an annual investment advisory fee of 0.26%. In addition, the Investment Adviser has entered into an expense limitation and reimbursement agreement with the Trust, under which the Investment Adviser will waive 0.10% of the investment advisory fees payable to it by the Money Market Fund and all investment advisory fees over a contractual expense limitation of 0.60% with respect to the Small Cap Index Fund.

THE MASTER PORTFOLIOS' INVESTMENT ADVISER. The Master Portfolios' investment adviser is Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided assets management, administration and advisory services for over 25 years. As of December 31, 1999, BGFA and its affiliates provided investment advisory services for over $____ billion of assets. Barclays Bank PLC has been involved in banking in the United Kingdom for over 300 years. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Master Portfolios, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolios' assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolios' Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. BGFA receives fees from the Money Market Portfolio and the Russell 2000 -Registered Trademark- Portfolio at annual rates equal to 0.10% and ___%, respectively, of the related Master Portfolio's average daily net assets. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, including the Funds.

BGFA has agreed to provide to the Master Portfolios, among other things, research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolios' investment portfolio.

The Advisory Contract will continue in effect for each Master Portfolio provided that the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Board of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or affiliated with any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by one or more Master Portfolios and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Master Portfolios or the price paid or received by the Master Portfolios.

SERVICE PROVIDERS

ADMINISTRATOR OF THE FUNDS. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, serves as the Funds' administrator. As the Funds' administrator, IBT provides administrative services directly or through sub-contracting, including: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and (iii) periodic reviews of management reports and financial reporting. IBT also furnishes office space and certain facilities required for conducting the business of the Funds. The Investment Adviser pays IBT for all administrative services provided to the Funds.

ADMINISTRATOR OF THE MASTER PORTFOLIOS. Stephens, Inc. ("Stephens"), and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolios. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolios, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Master Portfolio, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision related to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolios' officers and Board of Trustees. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolios together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Master Portfolios' Trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the advisory contract, Stephens and BGI bear substantially all costs of the Master Portfolios and the Master Portfolios' operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the non-affiliated Trustees of the Master Portfolio deem to be an extraordinary expense.

CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT. IBT also serves as custodian of the assets of the Funds and the Master Portfolios. As a result, IBT has custody of all securities and cash of the Funds and the Master Portfolios, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Funds and the Master Portfolios. The custodian has no responsibility for any of the investment policies or decisions of the Funds or the Master Portfolios. IBT also acts as the Funds' Accounting Services Agent. The Investment Adviser pays IBT for all custodial services provided to the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. X.com Asset Management, Inc., 394 University Avenue, Palo Alto, California 94301, acts as transfer agent and dividend disbursing agent for the Funds.

FUND SHAREHOLDER SERVICING AGENT. Under a Shareholder Servicing Agreement, the Bank acts as shareholder servicing agent for the Funds. As shareholder servicing agent, the Bank provides personal services to the Funds' shareholders and maintains the Funds' shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Funds' shares may be effected, and certain other matters pertaining to the Funds; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses;
(iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; (iv) transmitting shareholder's purchase and redemption orders to the Funds' transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Funds; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Funds of the gross amount of purchase and redemption orders for the Funds' shares; (viii) providing certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as a Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

INDEPENDENT AUDITORS. _______________, 99 High Street, Boston, Massachusetts, 02110, acts as independent auditors for the Funds.

LEGAL COUNSEL. Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104, acts as legal counsel for the Trust and the Funds.

MASTER PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION

FOR THE MASTER PORTFOLIOS. The Master Portfolios have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolios' Board of Trustees, BGFA, as investment adviser to the Master Portfolios (the "Master Adviser"), is responsible for the Master Portfolios' investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolios to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While the Master Adviser generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available.

Purchase and sale orders of the securities held by the Master Portfolios may be combined with those of other accounts that the Master Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Master Adviser determines that a particular security should be bought or sold for a Master Portfolio and other accounts managed by the Master Adviser, the Master Adviser undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with a Master Portfolio, such as the Master Adviser, and their affiliates are prohibited from dealing with that Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by a Master Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolios' investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of the Master Adviser. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Master Portfolios, the Master Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Master Adviser seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Master Adviser generally seeks reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, the Master Adviser seeks to obtain the best overall terms available for the Master Portfolios. In assessing the best overall terms available for any transaction, the Master Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolios' Board of Trustees.

Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. The Master Adviser considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by the Master Adviser based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

ORGANIZATION, DIVIDEND AND VOTING RIGHTS

Each Fund is a diversified series of X.com Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on June 7, 1999. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Funds. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

SHAREHOLDER INFORMATION

Shares are sold through the Bank and are distributed by the Funds.

PRICING OF FUND SHARES. The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

As noted in the Prospectus, the net asset value of shares of each Fund generally will be determined at least once daily as of 4:00 P.M., Eastern time (or earlier when trading closes earlier), on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays also include: Columbus Day and Veterans' Day. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect per-share net asset value.

Each Fund will use the net asset value reported by the related Master Portfolio for its shares in calculating the Fund's net asset values.

Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Investment Adviser and the Trust's Board of Trustees or Pricing Committee pursuant to procedures approved by or under the direction of the Board.

THE SMALL CAP INDEX FUND

The Small Cap Index Fund's equity securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Investment Adviser to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Small Cap Index Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Small Cap Index Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Small Cap Index Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Small Cap Index Fund if acquired within 60 days of maturity or, if already held by the Small Cap Index Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed fixed-income securities held by the Small Cap Index Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

An option that is written by the Small Cap Index Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Small Cap Index Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

If any securities held by the Small Cap Index Fund are restricted as to resale or do not have readily available market quotations, the Investment Adviser and the Trust's Board or Pricing Committee determine their fair value, following procedures approved by the Board. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Small Cap Index Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Small Cap Index Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

THE MONEY MARKET FUND

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices.

Rule 2a-7 provides that in order to value the Money Market Portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

All other assets of the each Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TELEPHONE AND INTERNET REDEMPTION PRIVILEGES. The Trust employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. Neither the Trust nor either Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUNDS. Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING. A Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

MASTER PORTFOLIO ORGANIZATION

Each Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in the Master Portfolios have substantially identical voting and other rights as those rights enumerated above for shares of the related Fund. MIP is generally not required to hold annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever a Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where a Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of its related Master Portfolio, the Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio. The Funds and other entities investing in a Master Portfolio are each liable for all obligations of that Master Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

A Fund may withdraw its investment in the Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Trust's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master

Portfolio's investment objective or fundamental or non-fundamental policies are changed, the related Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. Each Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

PERFORMANCE INFORMATION

The Funds may advertise a variety of types of performance information as more fully described below. All of the Funds' performance is historical and past performance does not guarantee the future performance of a Fund. From time to time, the Investment Adviser may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of a Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

AVERAGE ANNUAL TOTAL RETURN. Each Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for each Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $10,000 T = average annual total return N = number of years
ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

TOTAL RETURN. Calculation of a Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the

Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD. The yield for each Fund fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is generally a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the particular fund. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
           ---
            cd

where:

a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the maximum offering price per share on the last day of the period.

Current yield for each Fund is calculated based on the net changes, exclusive of capital changes, over a seven day and/or thirty day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield for a Fund is calculated by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the same to a power equal to 365 divided by seven, and subtracting one from the result.

PERFORMANCE COMPARISONS:

CERTIFICATES OF DEPOSIT. Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Funds, particularly the Money Market Fund, to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. A Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about the Funds, especially those with similar objectives. Sources for fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. A Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Funds may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The historical S&P 500 data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Small Cap Index Fund, during the periods shown.

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare a fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  S(xi - xm)2
                                                    ---------
                                                      n-1

Where:     S = "the sum of",

         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss a Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of the fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on a Fund may be used in advertisements and sales materials. Such factors that may impact the Funds include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

MASTER PORTFOLIO PERFORMANCE. Each Fund intends to disclose historical performance of the related Master Portfolio, including the average annual and cumulative returns restated to reflect the expense ratio of the Fund. This information will be included or updated by amendment. Although the investments of the related Master Portfolio will be reflected in each Fund, the Fund is a distinct mutual fund and has different fees, expenses and returns than the related Master Portfolio. Historical performance of substantially similar mutual funds is not indicative of future performance of a Fund. Portfolio performance will be supplied by the related Master Portfolio.

FINANCIAL STATEMENTS

No financial statements have yet been prepared because neither Fund has commenced operations.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

     -    liquidity ratios are adequate to meet cash requirements;

     -    long-term senior debt is rated "A" or better;

     - the issuer has access to at least two additional channels of borrowing;

     - basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

     - typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

     -    the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

     -    evaluation of the management of the issuer;

     - economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     - evaluation of the issuer's products in relation to competition and customer acceptance;

     -    liquidity;

     -    amount and quality of long-term debt;

     -    trend of earnings over a period of ten years;

     - financial strength of parent company and the relationships which exist with the issuer; and

     - recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

     - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     - Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     - Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

     - The rating C1 is reserved for income bonds on which no interest is being paid.

     - Debt rated D is in default and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

     - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     - Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

     (a)  Articles of Incorporation

          (i)   Certificate of Trust -- 1
          (ii)  Trust Instrument -- 1
          (iii) Amended and Restated Trust Instrument -- 2

     (b)  By-laws - 3

     (c)  Instruments Defining Rights of Security Holders -- 1

     (d) Form of Investment Advisory Contract between X.com Asset Management, Inc. and the Registrant - to be filed by amendment

     (e)  Underwriting Contracts: Not applicable

     (f)  Bonus or Profit Sharing Contracts: Not applicable

     (g) Form of Custodian Agreement between X.com Asset Management, Inc., Investors Bank & Trust Company, and the Registrant -- 2

     (h)  Other Material Contracts:

          (i) Form of Administration Agreement between X.com Asset Management, Inc., Investors Bank & Trust, and the Registrant -- 2
          (ii) Form of Transfer Agency Agreement between X.com Asset Management, Inc. and the Registrant -- 2
          (iii) Form of X.com Funds Electronic Delivery Consent Agreement -- 2
          (iv) Form of Third Party Feeder Fund Agreement between X.com Asset Management, Inc., Master Investment Portfolio, and the Registrant - 2

     (i)  Opinion and Consent of Counsel

          (i) With respect to: X.com Premier S&P 500 Fund, X.com U.S.A. Bond Fund and X.com Money Market Reserve Fund -- 2
          (ii)  With respect to: X.com International Index Fund -3
          (iii) With respect to: X.com Premier Money Market Fund and X.com Small Cap Index Fund - to be filed by amendment

     (j)  Consent of Independent Auditors: To be filed by amendment

     (k)  Financial Statements: 3

     (l) Form of Subscription Agreement between Elon R. Musk and the Registrant -- 2

     (m)  Rule 12b-1 Plan: Not applicable

     (n)  Financial Data Schedules: Not applicable

     (o)  Rule 18f-3 Plan: Not applicable

     (p)  Powers of Attorney -- 2

          (i)   Form of Power of Attorney for Nicole E. Faucher
          (ii)  Form of Power of Attorney for Kevin T. Hamilton
          (iii) Form of Power of Attorney for Elon R. Musk
          (iv)  Form of Power of Attorney for Gregory N. River
          (v)   Form of Power of Attorney for John T. Story

1.   Filed with initial Registration Statement on Form N-1A on June 8, 1999.
2.   Filed with Pre-Effective Amendment No. 1 on November 18, 1999.
3.   Filed with Post-Effective Amendment No. 2 on March 24, 2000.
4.   Filed with Post-Effective Amendment No. 3 on April 26, 2000.

Item 24. Persons Controlled by or Under Common Control With Registrant

     No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

     Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

     X.com Asset Management, Inc. (the "Investment Adviser") is a Delaware corporation that offers investment advisory services. The Investment Adviser's offices are located at 394 University Avenue, Palo Alto, CA 94301. The directors and officers of the Investment Adviser and their business and other connections are as follows:

Name              Title/Status with Investment Adviser        Other Business Connections
Elon R. Musk      Director; President; Treasurer              Trustee and Chairman of the Board,
                                                              X.com Funds; Chairman and Chief
                                                              Executive Officer, X.com Corporation

John T. Story     Chief Operating Officer and                 Trustee and President, X.com Funds;
                  Chief Financial Officer                     Executive Vice President, X.com
                                                              Corporation

Mark Sullivan     Secretary; Assistant Treasurer              Vice President, Operations, X.com
                                                              Corporation

Item 27. Principal Underwriters

     Shares of the Registrant (of each Fund) are self-distributed.

Item 28. Location of Accounts and Records

     The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of X.com Asset Management, Inc., 394 University Drive, Palo Alto, California 94301, and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts, 02111.

Item 29. Management Services

     Not applicable

Item 30. Undertakings:

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Palo Alto in the State of California on the 8th day of May 2000.

                                   X.COM FUNDS

                                  (Registrant)

                           By:    /s/ John T. Story*
                                  ----------------------
                                  Name:    John T. Story
                                  Title:   President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                  Title                     Date
---------                  -----                     ----
/s/ John T. Story*         Trustee and President     May 8th, 2000
------------------------
John T. Story


/s/ Jeff J. Gaboury*       Treasurer and             May 8th, 2000
------------------------   Chief Financial Officer
Jeff J. Gaboury

/s/ Nicole E. Faucher*     Trustee                   May 8th, 2000
------------------------
Nicole E. Faucher

/s/ Kevin T. Hamilton*     Trustee                   May 8th, 2000
------------------------
Kevin T. Hamilton

/s/ Elon R. Musk*          Trustee                   May 8th, 2000
------------------------
Elon R. Musk

/s/ Gregory N. River*      Trustee                   May 8th, 2000
------------------------
Gregory N. River

*By: /s/ Susan C. Mosher
     -------------------
         Susan C. Mosher,

Attorney-in-Fact, pursuant to
Power of Attorney previously
filed.